UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-2071

Exact name of registrant as specified in charter: Delaware Group Income Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: July 31

Date of reporting period: January 31, 2007

1

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Corporate Bond Fund

Delaware
Extended Duration
Bond Fund
January 31, 2007

                                              Fixed income mutual funds

> Disclosure of Fund expenses	1
> Sector/Country allocations and credit quality breakdowns	2
> Statements of net assets	4
> Statements of operations	23
> Statements of changes in net assets	24
> Financial highlights	25
> Notes to financial statements	35
> About the organization	42

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2006 to January 31, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 to January 31, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Delaware Corporate Bond Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/06 to
	8/1/06	1/31/07	Ratios	1/31/07*
Actual Fund Return
Class A	$1,000.00	$1,058.60	0.81%	$4.20
Class B	1,000.00	1,052.70	1.56%	8.07
Class C	1,000.00	1,054.50	1.56%	8.08
Class R	1,000.00	1,057.20	1.06%	5.50
Institutional Class	1,000.00	1,059.90	0.56%	2.91
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.12	0.81%	$4.13
Class B	1,000.00	1,017.34	1.56%	7.93
Class C	1,000.00	1,017.34	1.56%	7.93
Class R	1,000.00	1,019.86	1.06%	5.40
Institutional Class	1,000.00	1,022.38	0.56%	2.85

Delaware Extended Duration Bond Fund Expense Analysis of an Investment of $1,000
				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/06 to
	8/1/06	1/31/07	Ratios	1/31/07*
Actual Fund Return
Class A	$1,000.00	$1,076.80	0.85%	$4.45
Class B	1,000.00	1,070.90	1.60%	8.35
Class C	1,000.00	1,072.80	1.60%	8.36
Class R	1,000.00	1,075.50	1.10%	5.75
Institutional Class	1,000.00	1,076.30	0.60%	3.14
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,020.92	0.85%	$4.33
Class B	1,000.00	1,017.14	1.60%	8.13
Class C	1,000.00	1,017.14	1.60%	8.13
Class R	1,000.00	1,019.66	1.10%	5.60
Institutional Class	1,000.00	1,022.18	0.60%	3.06

Sector/Country allocations and credit quality breakdowns

Delaware Corporate Bond Fund

As of January 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector/Country	of Net Assets
Agency Collateralized Mortgage Obligations	0.41%
Agency Mortgage-Backed Securities	0.03%
Collateralized Bond Obligations	0.09%
Commercial Mortgage-Backed Securities	2.37%
Convertible Bonds	0.25%
Corporate Bonds	72.88%
Banking	8.44%
Basic Industry	6.21%
Brokerage	4.34%
Capital Goods	1.46%
Communications	10.18%
Consumer Cyclical	6.73%
Consumer Non-Cyclical	5.01%
Electric	7.80%
Energy	2.83%
Financials	5.68%
Insurance	8.73%
Natural Gas	2.60%
Real Estate	1.10%
Technology	0.41%
Transportation	1.36%
Foreign Agencies	0.79%
Municipal Bonds	1.55%
Non-Agency Asset-Backed Securities	0.90%
Non-Agency Collateralized Mortgage Obligations	3.48%
Regional Agency	0.23%
Regional Authority	0.45%
Senior Secured Loans	6.44%
Sovereign Debt	3.10%
Brazil	0.94%
Colombia	0.48%
Germany	0.19%
Mexico	0.18%
Netherlands	0.14%
Norway	0.57%
Poland	0.09%
United Kingdom	0.51%
Supranational Banks	0.15%
U.S. Treasury Obligations	3.94%
Common Stock	0.02%
Preferred Stock	0.14%
Warrant	0.00%
Repurchase Agreements	2.16%
Total Value of Securities	99.38%
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	15.41%
AA	7.58%
A	20.04%
BBB	38.02%
BB	9.54%
B	6.54%
CCC	1.92%
NR	0.95%
Total	100.00%

Delaware Extended Duration Bond Fund

As of January 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector/Country	of Net Assets
Collateralized Bond Obligation	0.00%
Commercial Mortgage-Backed Securities	1.44%
Convertible Bonds	0.25%
Corporate Bonds	73.76%
Banking	8.78%
Basic Industry	6.05%
Brokerage	4.41%
Capital Goods	1.18%
Communications	9.95%
Consumer Cyclical	7.96%
Consumer Non-Cyclical	6.12%
Electric	10.35%
Energy	4.74%
Financials	2.43%
Insurance	7.51%
Natural Gas	2.32%
Real Estate	0.11%
Technology	1.23%
Transportation	0.62%
Foreign Agencies	0.74%
Municipal Bonds	0.94%
Non-Agency Asset-Backed Securities	0.09%
Regional Agency	0.18%
Regional Authority	0.34%
Senior Secured Loans	6.68%
Sovereign Debt	2.90%
Brazil	0.72%
Colombia	0.40%
Germany	0.14%
Mexico	0.70%
Netherlands	0.11%
Norway	0.38%
Poland	0.06%
United Kingdom	0.39%
Supranational Banks	0.10%
U.S. Treasury Obligations	9.13%
Preferred Stock	0.09%
Warrant	0.00%
Repurchase Agreements	1.96%
Total Value of Securities	98.60%
Receivables and Other Assets Net of Liabilities	1.40%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	16.41%
AA	9.40%
A	22.22%
BBB	33.53%
BB	10.01%
B	5.69%
CCC	1.92%
NR	0.82%
Total	100.00%

Statements of net assets

Delaware Corporate Bond Fund

January 31, 2007 (Unaudited)

		Principal
		Amountº	Value (U.S.$)
Agency Collateralized Mortgage Obligations – 0.41%
Fannie Mae Interest
Strip Series 265 2
9.00% 3/1/24	USD	28,602	$30,819
Fannie Mae Series 2003-
122 AJ 4.50% 2/25/28		453,311	441,599
Freddie Mac
Series 2890 PC
5.00% 7/15/30		1,405,000	1,373,497
GNMA Series 2003-5 B
4.486% 10/16/25		540,000	526,503
Total Agency Collateralized
Mortgage Obligations
(cost $2,436,869)			2,372,418

Agency Mortgage-Backed Securities – 0.03%
Fannie Mae S.F. 30 yr
7.00% 2/1/36		150,306	154,006
Total Agency Mortgage-Backed
Securities (cost $154,487)			154,006

=@#Collateralized Bond Obligations – 0.09%
Alliance Capital Funding
CBO Series 1 A3
144A 5.84% 2/15/10		18,163	18,163
Putnam CBO II Limited
144A 6.875% 11/8/09		5,402	5,402
Travelers Funding Limited
CBO Series 1A A2
144A 6.35% 2/18/14		500,000	502,045
Total Collateralized Bond
Obligations (cost $534,287)			525,610

Commercial Mortgage-Backed Securities – 2.37%
•Bank of America
Commercial Mortgage
Securities Series 2006-
3 A4 5.889% 7/10/44		4,225,000	4,329,914
#Bear Stearns Commercial
Mortgage Securities
Series 2004-ESA E
144A 5.064% 5/14/16		1,105,000	1,096,840
#Credit Suisse First
Boston Mortgage
Securities
Series 2001-
SPGA A2 144A
6.515% 8/13/18		2,395,000	2,502,791
JPMorgan Chase
Commercial
Mortgage Securities
Series 2002-C2 A2
5.05% 12/12/34		800,000	784,520
•Series 2006-LDP7 AJ
5.875% 4/15/45		1,920,000	1,971,323
#Merrill Lynch Mortgage
Trust Series 2002-
MW1 J 144A
5.695% 7/12/34		325,000	316,995
#Morgan Stanley Capital
I Series 1999-FNV1 G
144A 6.12% 3/15/31		510,000	512,988
#Tower 144A
Series 2004-2A A
4.232% 12/15/14		935,000	906,360
Series 2006-1 B
5.588% 2/15/36		510,000	509,903
Series 2006-1 C
5.707% 2/15/36		785,000	784,858
Total Commercial Mortgage-
Backed Securities
(cost $13,631,491)			13,716,492

Convertible Bonds – 0.25%
Ford Motor
4.25% 12/15/36
exercise price $9.20,
expiration date
12/15/36		1,275,000	1,453,500
Total Convertible Bonds
(cost $1,334,675)			1,453,500

Corporate Bonds – 72.88%
Banking – 8.44%
BAC Capital Trust XI
6.625% 5/23/36		1,380,000	1,476,209
Bank of America
5.75% 8/15/16		1,395,000	1,418,695
BB&T Capital Trust I
5.85% 8/18/35		2,525,000	2,440,072
^Dresdner Bank
0.00% 1/24/08		3,175,000	2,988,469
•#Glitnir Banki 144A
6.693% 6/15/16		1,150,000	1,189,278
•#HBOS 144A Series A
5.92% 9/29/49		1,400,000	1,371,527
JPMorgan Chase Capital
XX 6.55% 9/29/36		2,910,000	2,983,111
•JPMorgan Chase
Capital XXI
6.31% 2/2/37		2,900,000	2,890,885
Popular North America
4.25% 4/1/08		1,235,000	1,215,091
•5.76% 4/6/09		1,020,000	1,023,503
Popular North America
Capital Trust I
6.564% 9/15/34		1,730,000	1,706,837
•#Rabobank Capital
Funding II 144A
5.26% 12/29/49		1,870,000	1,823,764

		Principal
		Amountº	Value (U.S.$)
Corporate Bonds (continued)
Banking (continued)
•RBS Capital Trust I
4.709% 12/29/49	USD	2,995,000	$2,834,501
•#Resona Preferred Global
Securities 144A
7.191% 12/29/49		6,980,000	7,311,397
•#Shinsei Finance II 144A
7.16% 7/29/49		1,425,000	1,445,930
#Sovereign Bancorp
144A 4.80% 9/1/10		1,670,000	1,630,216
Sovereign Capital Trust
VI 7.908% 6/13/36		2,755,000	3,078,710
•#Sumitomo Mitsui
Banking 144A
5.625% 7/29/49		2,030,000	1,979,130
•SunTrust Capital
6.10% 12/1/66		750,000	731,230
SunTrust Capital II
7.90% 6/15/27		1,255,000	1,307,431
•#United Overseas
Bank 144A
5.375% 9/3/19		1,315,000	1,290,989
•#Vneshtorgbank 144A
5.97% 8/1/08		585,000	586,316
•Wachovia Capital Trust
III 5.80% 8/29/49		4,180,000	4,212,625
			48,935,916
Basic Industry – 6.21%
Alcan 5.75% 6/1/35		800,000	742,628
Alcoa
5.55% 2/1/17		1,250,000	1,244,754
5.90% 2/1/27		1,410,000	1,397,705
5.95% 2/1/37		830,000	823,656
Barrick Gold
5.80% 11/15/34		1,550,000	1,433,538
Bowater 9.00% 8/1/09		1,490,000	1,579,400
Catalyst Paper
8.625% 6/15/11		1,720,000	1,775,900
Donohue Forest Products
7.625% 5/15/07		1,250,000	1,256,250
Georgia-Pacific
8.875% 5/15/31		2,499,000	2,655,188
9.50% 12/1/11		325,000	359,125
Grupo Minero Mexico
8.25% 4/1/08		1,145,000	1,167,900
IMC Global
7.375% 8/1/18		300,000	288,000
Ispat Inland
9.75% 4/1/14		1,310,000	1,463,172
Lubrizol 4.625% 10/1/09		2,380,000	2,328,554
Newmont Gold
8.91% 1/5/09		184,279	191,926
Newmont Mining
5.875% 4/1/35		2,125,000	1,977,463
#Norske Skogindustrier
144A 7.125% 10/15/33		4,695,000	4,430,694
Placer Dome
6.45% 10/15/35		1,760,000	1,782,896
#Sappi Papier 144A
6.75% 6/15/12		305,000	305,657
7.50% 6/15/32		3,215,000	3,057,745
Sherwin-Williams
6.85% 2/1/07		1,000	1,000
Southern Copper
7.50% 7/27/35		1,710,000	1,828,946
Vale Overseas
6.875% 11/21/36		3,215,000	3,280,139
Witco 6.875% 2/1/26		685,000	592,525
			35,964,761
Brokerage – 4.34%
•Ameriprise Financial
7.518% 6/1/66		3,480,000	3,806,038
AMVESCAP
4.50% 12/15/09		1,435,000	1,396,190
E Trade Financial
8.00% 6/15/11		745,000	781,319
Goldman Sachs
6.345% 2/15/34		3,465,000	3,469,366
LaBranche & Co
9.50% 5/15/09		1,730,000	1,825,150
•Lehman Brothers Holdings
E-Capital Trust I
6.155% 8/19/65		400,000	403,981
Merrill Lynch
6.05% 5/16/16		2,095,000	2,154,986
6.11% 1/29/37		1,780,000	1,764,272
6.22% 9/15/26		2,340,000	2,383,117
Morgan Stanley
5.45% 1/9/17		4,015,000	3,936,619
6.25% 8/9/26		1,710,000	1,773,591
Nuveen Investments
5.00% 9/15/10		1,485,000	1,457,097
			25,151,726
Capital Goods – 1.46%
Allied Waste North
America 9.25% 9/1/12		1,000,000	1,063,750
Caterpillar 6.05% 8/15/36		1,210,000	1,237,776
General Electric
5.00% 2/1/13		2,000,000	1,970,020
#Sealed Air 144A
5.375% 4/15/08		830,000	824,844
#Siemens Finance 144A
6.125% 8/17/26		2,240,000	2,282,260
Tyco International Group
6.875% 1/15/29		945,000	1,095,422
			8,474,072

(continues)     5

Statements of net assets

Delaware Corporate Bond Fund

		Principal
		Amountº	Value (U.S.$)
Corporate Bonds (continued)
Communications – 10.18%
AT&T 7.30% 11/15/11	USD	3,495,000	$3,781,194
AT&T Wireless Services
7.875% 3/1/11		525,000	571,043
8.75% 3/1/31		3,285,000	4,260,417
BellSouth
4.20% 9/15/09		3,050,000	2,965,137
6.00% 11/15/34		1,480,000	1,418,200
British Telecommunications
9.125% 12/15/30		2,200,000	3,023,581
Comcast
6.45% 3/15/37		1,795,000	1,806,761
6.50% 11/15/35		2,400,000	2,437,433
Comcast Cable
Communications
6.75% 1/30/11		2,205,000	2,306,203
Cox Communications
4.625% 1/15/10		2,580,000	2,523,289
Liberty Media
8.50% 7/15/29		795,000	808,891
News America
6.20% 12/15/34		2,575,000	2,506,142
Nextel Communications
6.875% 10/31/13		1,280,000	1,299,177
Sprint Capital
6.875% 11/15/28		1,195,000	1,192,822
8.75% 3/15/32		655,000	779,857
Telecom Italia Capital
4.00% 1/15/10		415,000	397,312
•5.97% 7/18/11		1,620,000	1,623,564
7.20% 7/18/36		3,250,000	3,330,446
Telefonica Emisones
•5.665% 6/19/09		1,110,000	1,112,289
5.984% 6/20/11		1,375,000	1,398,169
6.421% 6/20/16		795,000	823,911
7.045% 6/20/36		1,575,000	1,699,808
Telefonos de Mexico
4.50% 11/19/08		2,675,000	2,637,451
Time Warner
5.50% 11/15/11		2,455,000	2,451,514
6.50% 11/15/36		1,665,000	1,662,607
Time Warner
Entertainment
8.375% 3/15/23		1,409,000	1,659,316
Triton Communications
8.50% 6/1/13		2,825,000	2,895,625
Viacom
•5.711% 6/16/09		1,135,000	1,139,606
5.75% 4/30/11		905,000	906,826
6.875% 4/30/36		750,000	749,422
Vodafone Group
5.375% 1/30/15		1,795,000	1,752,469
Windstream
8.125% 8/1/13		960,000	1,038,000
			58,958,482
Consumer Cyclical – 6.73%
Corrections Corporation
of America
7.50% 5/1/11		885,000	912,656
•DaimlerChrysler Holdings
5.82% 8/3/09		3,160,000	3,169,439
Disney (Walt)
7.55% 7/15/93		1,565,000	1,807,442
Ford Motor
7.45% 7/16/31		3,895,000	3,179,294
Ford Motor Credit
•8.11% 1/13/12		1,060,000	1,065,648
9.875% 8/10/11		5,010,000	5,369,036
#Galaxy Entertainment
Finance 144A
9.875% 12/15/12		1,335,000	1,451,813
General Motors
8.375% 7/15/33		4,285,000	4,054,681
GMAC
6.875% 9/15/11		1,375,000	1,396,808
8.00% 11/1/31		2,495,000	2,816,451
Harrah’s Operating
5.625% 6/1/15		120,000	104,324
6.50% 6/1/16		800,000	729,667
Home Depot
5.875% 12/16/36		4,220,000	4,126,750
#Johnson (SC) & Son
144A 5.75% 2/15/33		515,000	483,660
May Department Stores
3.95% 7/15/07		1,370,000	1,358,711
Neiman Marcus
10.375% 10/15/15		835,000	937,288
#Nissan Motor
Acceptance 144A
5.625% 3/14/11		700,000	697,899
Office Depot
6.25% 8/15/13		1,395,000	1,415,396
Penney (J.C.)
7.625% 3/1/97		840,000	864,848
Target 5.875% 7/15/16		1,150,000	1,176,717
Visteon 8.25% 8/1/10		1,880,000	1,889,400
			39,007,928
Consumer Non-Cyclical – 5.01%
Altria Group
7.65% 7/1/08		1,645,000	1,690,384
AmerisourceBergen
5.625% 9/15/12		1,785,000	1,759,230
Boston Scientific
7.00% 11/15/35		1,635,000	1,654,066
Constellation Brands
8.125% 1/15/12		632,000	660,440

		Principal
		Amountº	Value (U.S.$)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Genentech
4.75% 7/15/15	USD	1,545,000	$1,473,032
#HCA 144A
9.125% 11/15/14		520,000	554,450
#HealthSouth 144A
10.75% 6/15/16		1,545,000	1,705,294
Kroger Company
5.50% 2/1/13		3,510,000	3,468,642
Medco Health Solutions
7.25% 8/15/13		3,255,000	3,461,963
#Miller Brewing 144A
4.25% 8/15/08		1,060,000	1,040,686
#SABMiller 144A
6.50% 7/1/16		2,505,000	2,625,949
Schering-Plough
5.55% 12/1/13		1,495,000	1,484,916
6.75% 12/1/33		565,000	611,550
US Oncology
9.00% 8/15/12		1,275,000	1,357,875
UST 6.625% 7/15/12		260,000	272,646
Wyeth 5.50% 2/1/14		5,195,000	5,193,467
			29,014,590
Electric – 7.80%
Alabama Power
5.875% 12/1/22		1,275,000	1,284,693
BVPS II Funding
8.33% 12/1/07		314,000	314,135
CenterPoint Energy
Houston Electric
5.60% 7/1/23		2,080,000	1,983,349
Cleveland Electric
Illuminating
7.88% 11/1/17		200,000	233,247
Detroit Edison
4.80% 2/15/15		1,450,000	1,371,394
Dominion Resources
5.687% 5/15/08		2,925,000	2,930,455
•6.30% 9/30/66		3,115,000	3,140,471
Duke Capital
5.668% 8/15/14		2,390,000	2,337,714
Entergy Gulf States
5.12% 8/1/10		1,575,000	1,537,476
5.25% 8/1/15		1,195,000	1,127,829
6.00% 12/1/12		1,855,000	1,845,990
FPL Group Capital
5.625% 9/1/11		1,685,000	1,700,578
MidAmerican
Energy Holdings
6.125% 4/1/36		1,770,000	1,785,480
Oncor Electric Delivery
7.00% 9/1/22		3,150,000	3,379,559
Pacific Gas & Electric
6.05% 3/1/34		2,720,000	2,730,681
PacifiCorp
7.00% 7/15/09		500,000	518,602
PECO Energy
5.95% 11/1/11		2,150,000	2,201,086
#Power Contract
Financing 144A
6.256% 2/1/10		1,836,570	1,844,789
#Power Receivables
Finance 144A
6.29% 1/1/12		169,500	170,002
PSEG Funding Trust I
5.381% 11/16/07		1,680,000	1,675,758
PSEG Power
5.50% 12/1/15		2,135,000	2,098,423
#TAQA 144A
5.875% 10/27/16		1,005,000	1,005,337
6.50% 10/27/36		5,790,000	5,896,906
TXU Energy
6.125% 3/15/08		835,000	839,117
Westar Energy
6.00% 7/1/14		1,250,000	1,272,394
			45,225,465
Energy – 2.83%
Anadarko Petroleum
5.95% 9/15/16		460,000	456,816
6.45% 9/15/36		1,865,000	1,853,868
#Canadian Oil Sands
144A 4.80% 8/10/09		489,000	478,945
ConocoPhillips
5.95% 10/15/36		1,250,000	1,255,953
EnCana 6.50% 8/15/34		2,340,000	2,406,969
#Ras Laffan Liquefied
Natural Gas III 144A
5.832% 9/30/16		1,000,000	996,075
5.838% 9/30/27		2,235,000	2,119,895
SEACOR Holdings
7.20% 9/15/09		2,115,000	2,175,550
•Secunda International
13.36% 9/1/12		1,275,000	1,332,375
Siberian Oil
10.75% 1/15/09		500,000	546,100
Smith International
7.00% 9/15/07		1,375,000	1,385,018
Tyumen Oil
11.00% 11/6/07		1,340,000	1,394,002
			16,401,566
Financials – 5.68%
•#AGFC Capital
Trust I 144A
6.00% 1/15/67		1,310,000	1,305,198
American General Finance
4.875% 7/15/12		2,185,000	2,122,922
Capital One Bank
5.75% 9/15/10		1,250,000	1,266,573

(continues)     7

Statements of net assets

Delaware Corporate Bond Fund

		Principal
		Amountº	Value (U.S.$)
Corporate Bonds (continued)
Financials (continued)
Capital One Capital IV
6.745% 2/17/37	USD	1,825,000	$1,842,598
#Mantis Reef 144A
4.799% 11/3/09		2,140,000	2,083,913
•#Mizuho JGB Investment
Preferred 144A
9.87% 12/29/49		1,625,000	1,714,861
•MUFG Capital Finance 1
6.346% 7/29/49		1,775,000	1,793,405
Residential Capital
5.125% 5/17/12	EUR	790,000	1,029,193
•5.85% 6/9/08	USD	1,070,000	1,068,497
6.125% 11/21/08		2,875,000	2,885,753
6.375% 6/30/10		815,000	822,427
6.50% 4/17/13		1,850,000	1,869,547
•6.675% 11/21/08		1,920,000	1,944,349
6.875% 6/30/15		5,765,000	5,923,427
•#144A 7.19% 4/17/09		810,000	813,288
•#Swiss Re Capital I 144A
6.854% 5/29/49		2,000,000	2,097,274
•#Xstrata Finance 144A
5.724% 11/13/09		2,345,000	2,347,730
			32,930,955
Insurance – 8.73%
#Farmers Exchange
Capital 144A
7.05% 7/15/28		2,262,000	2,346,027
#Farmers Insurance
Exchange 144A
6.00% 8/1/14		885,000	870,888
8.625% 5/1/24		3,280,000	3,900,419
•#Financial Security
Assurance 144A
6.40% 12/15/66		2,065,000	2,075,777
•#Great West Life
& Annuity
Insurance 144A
7.153% 5/16/46		1,890,000	2,003,239
#Liberty Mutual 144A
7.00% 3/15/34		1,860,000	1,909,095
#Liberty Mutual
Insurance 144A
7.697% 10/15/97		3,480,000	3,540,058
Marsh & McLennan
5.15% 9/15/10		1,795,000	1,771,398
•5.50% 7/13/07		755,000	755,131
MetLife
6.40% 12/15/36		2,780,000	2,794,509
Montpelier Re Holdings
6.125% 8/15/13		2,550,000	2,481,132
#Nationwide Mutual
Insurance 144A
7.875% 4/1/33		925,000	1,096,360
#Nippon Life Insurance
144A 4.875% 8/9/10		2,370,000	2,312,734
•◆#North Front Pass
Through Trust 144A
5.81% 12/15/24		3,845,000	3,764,367
Phoenix 6.675% 2/16/08		1,405,000	1,414,128
Safeco Capital Trust I
8.072% 7/15/37		1,055,000	1,102,765
St. Paul Travelers
5.01% 8/16/07		1,715,000	1,709,611
◆#Stingray Pass Through
Trust 144A
5.902% 1/12/15		1,900,000	1,729,000
•◆#Twin Reefs Pass
Through Trust 144A
6.32% 12/31/49		4,000,000	4,014,044
WellPoint
4.25% 12/15/09		1,505,000	1,459,770
5.85% 1/15/36		1,930,000	1,881,339
Willis North America
5.125% 7/15/10		2,080,000	2,022,856
5.625% 7/15/15		2,170,000	2,079,899
•#ZFS Finance USA
Trust I 144A
6.45% 12/15/65		1,510,000	1,532,185
			50,566,731
Natural Gas – 2.60%
Atmos Energy
4.00% 10/15/09		1,020,000	982,000
Energy Transfer Partners
6.625% 10/15/36		1,400,000	1,440,543
Enterprise Products
Operating
4.00% 10/15/07		590,000	583,402
4.625% 10/15/09		1,565,000	1,530,554
•8.375% 8/1/66		3,060,000	3,348,355
#GulfSouth Pipeline
144A 5.05% 2/1/15		1,825,000	1,740,138
Kaneb Pipe Line
5.875% 6/1/13		455,000	455,511
KeySpan Gas East
6.90% 1/15/08		725,000	734,227
ONEOK 5.51% 2/16/08		1,330,000	1,328,743
Sempra Energy
4.75% 5/15/09		735,000	725,233
Valero Logistics
Operations
6.05% 3/15/13		2,155,000	2,171,507
			15,040,213
Real Estate – 1.10%
Brandywine Operation
Partnership
5.625% 12/15/10		1,455,000	1,458,885

		Principal
		Amountº	Value (U.S.$)
Corporate Bonds (continued)
Real Estate (continued)
Developers Diversified
Realty
4.625% 8/1/10	USD	2,765,000	$2,687,831
5.375% 10/15/12		530,000	522,798
HRPT Properties Trust
5.75% 2/15/14		1,690,000	1,685,745
			6,355,259
Technology – 0.41%
#Freescale Semiconductor
144A
10.125% 12/15/16		805,000	805,000
SunGard Data Systems
10.25% 8/15/15		1,452,000	1,568,160
			2,373,160
Transportation – 1.36%
American Airlines
6.817% 5/23/11		1,820,000	1,829,100
6.977% 5/23/21		120,174	118,672
Continental Airlines
6.503% 6/15/11		1,835,000	1,887,756
6.703% 6/15/21		344,536	358,317
#Erac USA Finance 144A
5.30% 11/15/08		2,555,000	2,537,572
7.35% 6/15/08		100,000	102,089
‡Northwest Airlines
7.041% 4/1/22		875,095	882,205
United Air Lines
8.70% 10/7/08		421,684	179,216
			7,894,927
Total Corporate Bonds
(cost $419,558,891)			422,295,751

Foreign Agencies – 0.79%
Pemex Project Funding
Master Trust
6.125% 8/15/08		2,095,000	2,107,570
6.625% 6/15/35		2,460,000	2,450,775
Total Foreign Agencies
(cost $4,404,581)			4,558,345

Municipal Bonds – 1.55%
American Eagle
Northwest Series A
4.97% 12/15/18		585,000	561,588
California State
5.00% 2/1/33		890,000	922,191
California State University
Systemwide Revenue
5.00% 11/1/30
(AMBAC)		1,460,000	1,541,161
Illinois State Taxable
Pension 5.10% 6/1/33		2,140,000	2,024,334
New York State Urban
Development Series
A-1 5.25% 3/15/34
(FGIC)		1,430,000	1,530,801
Oregon State
Taxable Pension
5.892% 6/1/27		1,600,000	1,657,136
West Virginia Economic
Development Authority
5.37% 7/1/20 (MBIA)		290,000	286,143
Wisconsin State
General Taxable
Revenue Series A
5.70% 5/1/26 (FSA)		475,000	486,604
Total Municipal Bonds
(cost $8,941,302)			9,009,958

Non-Agency Asset-Backed Securities – 0.90%
•Countrywide Asset-
Backed Certificates
Series 2006-S7 A3
5.712% 11/25/35		1,650,000	1,641,322
Series 2006-S9 A3
5.728% 8/25/36		1,440,000	1,429,798
•#MASTR Specialized
Loan Trust Series
2005-2 A2 144A
5.006% 7/25/35		648,044	635,893
Mid-State Trust
Series 11 A1
4.864% 7/15/38		219,003	209,601
Series 2004-1 A
6.005% 8/15/37		273,603	275,935
Series 2005-1 A
5.745% 1/15/40		319,415	316,782
#Sharp Net Interest
Margin Trust Series
2004-2N Note 144A
7.00% 1/25/34		43,115	30,181
#Sierra Receivables
Funding Series
2003-1A A 144A
3.09% 1/15/14		63,276	62,606
Structured Asset
Securities Series
2001-SB1 A2
3.375% 8/25/31		659,651	591,088
Total Non-Agency Asset-
Backed Securities
(cost $5,277,736)			5,193,206

(continues)     9

Statements of net assets

Delaware Corporate Bond Fund

		Principal
		Amountº	Value (U.S.$)
Non-Agency Collateralized Mortgage Obligations – 3.48%
•Bear Stearns Alternative A
Trust Series 2006-3
34A1 6.185% 5/25/36	USD	1,532,268	$1,548,420
Countrywide
Alternative Loan
Trust Series
2006-2CB A3
5.50% 3/25/36		1,138,958	1,139,412
•First Horizon Alternative
Mortgage Securities
Series 2006-FA2 B1
5.978% 5/25/36		1,948,085	1,935,561
•GMAC Mortgage
Loan Trust Series
2005-AR2 4A
5.191% 5/25/35		1,476,200	1,448,120
•Indymac Index Mortgage
Loan Trust Series
2006-AR7 5A2
6.161% 5/25/36		1,767,953	1,781,719
Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35		1,395,906	1,392,561
•MASTR Adjustable Rate
Mortgage Trust
Series 2004-10 2A2
4.941% 10/25/34		500,707	503,898
Series 2005-1 B1
5.436% 3/25/35		1,676,029	1,655,766
•Nomura Asset Acceptance
Series 2006-AF1 1A2
6.159% 5/25/36		1,200,000	1,209,888
•Wells Fargo Mortgage
Backed Securities
Trust
Series 2006-AR6 7A1
5.11% 3/25/36		3,346,744	3,271,658
Series 2006-AR11 A7
5.534% 8/25/36		2,008,417	1,991,575
Series 2006-AR12 1A2
6.046% 9/25/36		1,050,662	1,055,046
Series 2006-AR14 2A4
6.119% 10/25/36		1,209,596	1,216,813
Total Non-Agency Collateralized
Mortgage Obligations
(cost $20,081,733)			20,150,437

Regional Agency – 0.23%
Queensland Treasury
6.00% 10/14/15	AUD	1,756,000	1,350,406
Total Regional Agency
(cost $1,327,363)			1,350,406

Regional Authority – 0.45%
Ontario Province
4.50% 3/8/15	CAD	1,098,000	938,240
Quebec Province
5.00% 12/1/15	CAD	1,884,000	1,656,204
Total Regional Authority
(cost $2,607,793)			2,594,444

«Senior Secured Loans – 6.44%
@AWAS Capital
11.375% 3/21/13	USD	2,213,023	2,246,218
Coffeyville Resources
Credit-Linked Deposits
8.36% 12/28/10		243,243	245,372
Tranche D
8.36% 12/28/13		1,256,757	1,267,753
Delphi Tranche C
8.125% 12/31/07		400,000	402,500
Ford Motor
8.36% 11/29/13		5,000,000	5,075,000
General Motors
7.74% 11/17/13		3,200,000	3,248,000
@Georgia Pacific Term
Loan Tranche B
7.364% 12/20/12		2,071,519	2,094,823
HCA 11.82% 11/17/13		3,300,000	3,324,750
@HealthSouth
8.61% 3/10/13		3,578,259	3,618,515
Hexion Specialty
Chemicals Tranche
C-1 7.875% 5/5/13		1,100,000	1,109,625
Idearc 7.33% 11/1/14		1,000,000	1,008,750
Lyondell Chemical
7.11% 8/16/13		1,396,500	1,408,719
@Neiman Marcus
Term Bank Loan
7.595% 4/6/13		963,460	970,686
@Qwest Communications
Bank Loan Tranch B
6.95% 6/30/10		1,250,000	1,287,500
Revlon Consumer
Products Corporation
Term Loan B
9.35% 1/15/12		2,900,000	2,961,625
Talecris Biotherapeutics
11.82% 12/6/14		1,300,000	1,308,125
@United Airlines Bank
Loan Tranche B
9.12% 2/1/12		1,430,313	1,441,040
9.125% 2/1/12		161,688	162,900
@Visteon 8.61% 6/13/13		900,000	905,067
@Windstream Term Loan B
7.26% 7/17/13		3,225,000	3,253,219
Total Senior Secured Loans
(cost $36,929,895)			37,340,187

		Principal
		Amountº	Value (U.S.$)
Sovereign Debt – 3.10%
Brazil – 0.94%
Republic of Brazil
12.50% 1/5/16	BRL	2,582,000	$1,388,826
12.50% 1/5/22	BRL	7,535,000	4,052,982
			5,441,808
Colombia – 0.48%
Republic of Colombia
12.00% 10/22/15	COP	5,392,000,000	2,772,523
			2,772,523
Germany – 0.19%
Deutschland Republic
5.00% 7/4/11	EUR	813,000	1,100,115
			1,100,115
Mexico – 0.18%
Mexican Bonos
8.00% 12/17/15	MXN	11,549,000	1,054,705
			1,054,705
Netherlands – 0.14%
Netherlands
Government
5.75% 2/15/07	EUR	617,000	804,538
			804,538
Norway – 0.57%
Norwegian Government
6.50% 5/15/13	NOK	18,591,000	3,282,426
			3,282,426
Poland – 0.09%
Poland Government
6.25% 10/24/15	PLN	1,529,000	550,076
			550,076
United Kingdom – 0.51%
U.K. Treasury
8.00% 9/27/13	GBP	1,296,000	2,948,647
			2,948,647
Total Sovereign Debt
(cost $16,732,209)			17,954,838

Supranational Banks – 0.15%
Inter-American
Development Bank
1.90% 7/8/09	JPY	4,000,000	34,003
^International Bank
for Reconstruction
& Development
6.861% 8/20/07	NZD	1,269,000	839,548
Total Supranational Banks
(cost $829,676)			873,551

U.S. Treasury Obligations – 3.94%
U.S. Treasury Bonds
4.50% 2/15/36	USD	940,000	878,901
U.S. Treasury Inflation
Index Bonds
2.00% 1/15/26		1,634,601	1,533,396
2.375% 1/15/27		689,469	686,103
¥U.S. Treasury Inflation
Index Notes
2.50% 7/15/16		4,460,211	4,503,247
U.S. Treasury Notes
4.625% 11/15/09		220,000	218,702
4.625% 12/31/11		8,585,000	8,511,899
4.625% 11/15/16		5,551,000	5,466,869
4.75% 12/31/08		1,030,000	1,026,943
Total U.S. Treasury Obligations
(cost $22,851,934)			22,826,060

		Number of
		Shares
Common Stock – 0.02%
Masco		281	8,989
†UAL		2,476	106,963
Total Common Stock
(cost $89,307)			115,952

Preferred Stock – 0.14%
Nexen 7.35%		32,495	826,348
Total Preferred Stock
(cost $846,759)			826,348

Warrant – 0.00%
†#Solutia144A, exercise
price $7.59,
expiration date
7/15/09		1,590	—
Total Warrant (cost $135,295)			—

(continues)     11

Statements of net assets

Delaware Corporate Bond Fund

		Principal
		Amountº	Value (U.S.$)
Repurchase Agreements – 2.16%
With BNP Paribas
5.21% 2/1/07
(dated 1/31/07,
to be repurchased
at $6,220,900,
collateralized by
$1,938,000 U.S.
Treasury Notes
3.50% due 8/15/09,
market value
$1,904,437 and
$4,219,000 U.S.
Treasury Notes
6.00% due 8/15/09,
market value
$4,443,240)	USD	6,220,000	$6,220,000
With Cantor Fitzgerald
5.19% 2/1/07
(dated 1/31/07,
to be repurchased
at $1,806,260,
collateralized by
$1,607,000 U.S.
Treasury Bills due
5/24/07, market
value $1,582,632
and $266,000 U.S.
Treasury Bills due
7/12/07, market
value $259,668)		1,806,000	1,806,000
With UBS Warburg
5.21% 2/1/07
(dated 1/31/07,
to be repurchased
at $4,514,653,
collateralized by
$4,693,000 U.S.
Treasury Notes
3.50% due 8/15/09,
market value
$4,611,807)		4,514,000	4,514,000
Total Repurchase Agreements
(cost $12,540,000)			12,540,000

Total Value of Securities – 99.38%
(cost $571,246,283)			575,851,509
Receivables and Other Assets
Net of Liabilities – 0.62%			3,615,899
Net Assets Applicable to
102,616,999 Shares
Outstanding – 100.00%			$579,467,408

Net Asset Value – Delaware Corporate Bond Fund
Class A ($266,035,417 / 47,099,694 Shares)			$5.65
Net Asset Value – Delaware Corporate Bond Fund
Class B ($24,148,120 / 4,277,934 Shares)			$5.64
Net Asset Value – Delaware Corporate Bond Fund
Class C ($59,407,797 / 10,516,269 Shares)			$5.65
Net Asset Value – Delaware Corporate Bond Fund
Class R ($9,701,582 / 1,717,004 Shares)			$5.65
Net Asset Value – Delaware Corporate Bond Fund
Institutional Class ($220,174,492 / 39,006,098
Shares)			$5.64

Components of Net Assets at January 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)			$583,977,892
Distribution in excess of net investment income			(1,376,744)
Accumulated net realized loss on investments and
foreign currencies			(7,058,492)
Net unrealized appreciation of investments			3,924,752
Total net assets			$579,467,408

º	Principal amount shown is stated in the currency in which each security is denominated.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Kroner
NZD — New Zealand Dollar
PLN— Polish Zloty
USD — United States Dollar

†	Non-income producing security for the period ended January 31, 2007.

‡	Non-income producing security. Security is currently in default.

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

•	Variable rate security. The rate shown is the rate as of January 31, 2007.

@	Illiquid security. At January 31, 2007, the aggregate amount of illiquid securities equaled $16,505,578, which represented 2.85% of the Fund’s net assets. See Note 11 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $105,127,728, which represented 18.14% of the Fund’s net assets. See Note 11 in “Notes to Financial statements.”

«

Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥	Fully or partially pledged as collateral for financial futures contracts.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2007, the aggregate amount of fair valued securities equaled $525,610, which represented 0.09% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
CBO — Collateralized Bond Obligation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
GNMA — Government National Mortgage Association
MBIA — Insured by the Municipal Bond Insurance Association
S.F. — Single Family
yr — Year

Net Asset Value and Offering Price Per Share –
Delaware Corporate Bond Fund
Net asset value Class A (A)	$5.65
Sales charge (4.50% of offering price) (B)	0.27
Offering price	$5.92

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

The following foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts were outstanding at January 31, 2007:

Foreign Currency Exchange Contracts and Foreign Cross Currency
Exchange Contracts[1]
					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(1,904,754)	USD	1,470,413	3/9/07	$(7,361)
CAD	(2,403,800)	USD	2,038,276	3/9/07	(6,318)
EUR	80,000	USD	(103,830)	3/9/07	607
EUR	(919,200)	USD	1,193,223	3/9/07	(6,763)
EUR	(36,039)	USD	46,208	2/2/07	(763)
GBP	(1,610,000)	USD	3,158,820	3/9/07	(3,795)
JPY	47,355,025	EUR	(300,760)	3/9/07	923
JPY	800,820	USD	(6,637)	2/2/07	(1)
JPY	128,124,000	USD	(1,056,083)	3/9/07	10,728
JPY	55,915,000	USD	(460,877)	3/9/07	4,693
JPY	72,920,700	USD	(602,287)	3/9/07	4,879
NOK	(9,450,700)	USD	1,506,592	3/9/07	(9,944)
NZD	(1,150,800)	USD	791,244	3/9/07	(17)
PLN	(2,069,310)	USD	683,419	3/9/07	(8,382)
					$(21,514)

Futures Contracts[2]
	Notional			Unrealized
Contracts to	Cost	Notional	Expiration	Appreciation
Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
12 U.S. Treasury
2 year Notes	$2,453,503	$2,443,125	3/31/07	$(10,378)
427 U.S. Treasury
5 year Notes	45,251,005	44,634,844	3/31/07	(616,161)
810 U.S. Treasury
10 year Notes	87,779,850	86,467,500	3/31/07	(1,312,350)
(389) U.S. Treasury
long Bond	(44,120,806)	(42,838,625)	3/31/07	1,282,181
				$(656,708)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 9 in “Notes to Financial Statements.”
2 See Note 10 in “Notes to Financial Statements.”

See accompanying notes.

(continues)     13

Statements of net assets

Delaware Extended Duration Bond Fund

January 31, 2007 (Unaudited)

		Principal
		Amountº	Value (U.S.$)
=@#Collateralized Bond Obligation – 0.00%
Putnam CBO II
Limited 144A
6.875% 11/8/09	USD	1,848	$1,848
Total Collateralized Bond
Obligation (cost $1,917)			1,848

Commercial Mortgage-Backed Securities – 1.44%
•Bank of America
Commercial Mortgage
Securities Series
2006-3 A4
5.889% 7/10/44		1,395,000	1,429,640
#Bear Stearns
Commercial
Mortgage
Securities Series
2004-ESA E 144A
5.064% 5/14/16		260,000	258,080
#Credit Suisse First
Boston Mortgage
Securities Series 2001-
SPGA A2 144A
6.515% 8/13/18		610,000	637,454
•JPMorgan Chase
Commercial Mortgage
Securities Series
2006-LDP7 AJ
5.875% 4/15/45		600,000	616,038
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J
144A 5.695% 7/12/34		110,000	107,291
Series 2005-CIP1 A2
4.96% 7/12/38		50,000	49,296
#Morgan Stanley Capital I
Series 1999-FNV1 G
144A 6.12% 3/15/31		155,000	155,908
#Tower Series
2004-2A A 144A
4.232% 12/15/14		195,000	189,027
Total Commercial Mortgage-Backed
Securities (cost $3,389,730)			3,442,734

Convertible Bonds – 0.25%
Ford Motor
4.25% 12/15/36
exercise price $9.20,
expiration date 12/15/36		520,000	592,800
Total Convertible Bonds
(cost $543,831)			592,800

Corporate Bonds – 73.76%
Banking – 8.78%
BAC Capital Trust XI
6.625% 5/23/36		1,370,000	1,465,512
Bank of America
5.75% 8/15/16		445,000	452,559
•Barclays Bank
6.278% 12/29/49		1,035,000	1,003,805
BB&T Capital Trust I
5.85% 8/18/35		825,000	797,251
Citigroup
6.125% 8/25/36		1,100,000	1,133,595
6.625% 6/15/32		100,000	109,396
6.875% 2/15/98		750,000	824,047
Citigroup Capital III
7.625% 12/1/36		581,000	688,347
^Dresdner Bank
0.00% 1/24/08		1,270,000	1,195,388
•#HBOS 144A
Series A
5.92% 9/29/49		300,000	293,899
Series B
6.413% 9/29/49		1,000,000	982,352
HSBC 7.625% 5/17/32		500,000	600,668
JPMorgan Chase
Capital
6.55% 9/29/36		1,305,000	1,337,787
Popular North America
Capital Trust I
6.564% 9/15/34		1,460,000	1,440,452
•#Rabobank Capital
Funding II 144A
5.26% 12/29/49		505,000	492,514
•RBS Capital Trust I
4.709% 12/29/49		285,000	269,727
•#Resona Preferred Global
Securities 144A
7.191% 12/29/49		2,270,000	2,377,776
•#Shinsei Finance II 144A
7.16% 7/29/49		550,000	558,078
Sovereign Capital Trust
VI 7.908% 6/13/36		1,125,000	1,257,186
•#Sumitomo Mitsui
Banking 144A
5.625% 7/29/49		540,000	526,468
SunTrust Capital II
7.90% 6/15/27		635,000	661,529
•#United Overseas Bank
144A 5.375% 9/3/19		305,000	299,431
•Wachovia Capital Trust III
5.80% 8/29/49		1,390,000	1,400,849
Wells Fargo Capital X
5.95% 12/15/36		830,000	818,515
			20,987,131

		Principal
		Amountº	Value (U.S.$)
Corporate Bonds (continued)
Basic Industry – 6.05%
Alcan 5.75% 6/1/35	USD	930,000	$863,305
Alcoa 5.95% 2/1/37		1,535,000	1,523,268
Barrick Gold
5.80% 11/15/34		500,000	462,432
Bowater 9.00% 8/1/09		520,000	551,200
Catalyst Paper
8.625% 6/15/11		775,000	800,188
Georgia-Pacific
8.875% 5/15/31		870,000	924,375
9.50% 12/1/11		250,000	276,250
IMC Global
7.375% 8/1/18		200,000	192,000
Ispat Inland
9.75% 4/1/14		380,000	424,432
Lubrizol 6.50% 10/1/34		835,000	832,249
Newmont Mining
5.875% 4/1/35		500,000	465,286
#Norske Skogindustrier
144A
7.125% 10/15/33		1,630,000	1,538,238
Placer Dome
6.45% 10/15/35		675,000	683,781
#Sappi Papier 144A
7.50% 6/15/32		1,755,000	1,669,157
Southern Copper
7.50% 7/27/35		590,000	631,040
Vale Overseas
6.875% 11/21/36		2,130,000	2,173,155
Weyerhaeuser
7.375% 3/15/32		250,000	266,409
Witco 6.875% 2/1/26		200,000	173,000
			14,449,765
Brokerage – 4.41%
•Ameriprise Financial
7.518% 6/1/66		1,210,000	1,323,364
E Trade Financial
8.00% 6/15/11		495,000	519,131
#FMR 144A
7.57% 6/15/29		350,000	422,100
Goldman Sachs
6.345% 2/15/34		2,620,000	2,623,300
LaBranche & Co
9.50% 5/15/09		595,000	627,725
Merrill Lynch
6.05% 5/16/16		900,000	925,770
6.11% 1/29/37		730,000	723,550
6.22% 9/15/26		1,525,000	1,553,100
Morgan Stanley
5.45% 1/9/17		1,140,000	1,117,745
6.25% 8/9/26		680,000	705,288
			10,541,073
Capital Goods – 1.18%
Caterpillar
6.05% 8/15/36		680,000	695,609
Honeywell International
5.70% 3/15/36		300,000	296,409
#Siemens Finance 144A
6.125% 8/17/26		860,000	876,225
Tyco International Group
6.875% 1/15/29		830,000	962,117
			2,830,360
Communications – 9.95%
America Movil
6.375% 3/1/35		600,000	582,473
AT&T 8.00% 11/15/31		1,100,000	1,368,451
AT&T Wireless Services
8.75% 3/1/31		1,720,000	2,230,721
BellSouth
6.00% 11/15/34		1,170,000	1,121,144
British
Telecommunications
9.125% 12/15/30		985,000	1,353,740
Citizens
Communications
9.00% 8/15/31		500,000	541,250
Comcast 6.50% 11/15/35		1,260,000	1,279,652
Cox Communications
6.80% 8/1/28		984,000	1,017,335
6.95% 1/15/28		645,000	670,016
Liberty Media
8.50% 7/15/29		530,000	539,261
News America
6.20% 12/15/34		755,000	734,811
7.30% 4/30/28		700,000	759,319
Nextel Communications
6.875% 10/31/13		310,000	314,644
Pacific Bell
7.125% 3/15/26		100,000	107,689
SBC Communications
5.10% 9/15/14		1,125,000	1,089,849
Sprint Capital
6.875% 11/15/28		1,145,000	1,142,913
8.75% 3/15/32		265,000	315,515
Telecom Italia Capital
7.20% 7/18/36		1,310,000	1,342,426
Telefonica Emisones
6.421% 6/20/16		305,000	316,092
7.045% 6/20/36		995,000	1,073,847
Telefonos de Mexico
5.50% 1/27/15		600,000	584,780
Time Warner
6.50% 11/15/36		595,000	594,145
Time Warner
Entertainment
8.375% 3/15/23		1,920,000	2,261,097

(continues)     15

Statements of net assets

Delaware Extended Duration Bond Fund

		Principal
		Amountº	Value (U.S.$)
Corporate Bonds (continued)
Communications (continued)
Triton Communications
8.50% 6/1/13	USD	1,105,000	$1,132,625
Viacom 6.875% 4/30/36		495,000	494,618
Vodafone Group
7.875% 2/15/30		400,000	470,565
Windstream
8.125% 8/1/13		305,000	329,781
			23,768,759
Consumer Cyclical – 7.96%
Corrections Corporation
of America
7.50% 5/1/11		280,000	288,750
DaimlerChrysler Holdings
8.50% 1/18/31		600,000	712,891
Disney (Walt)
7.55% 7/15/93		1,920,000	2,217,436
Ford Motor
7.45% 7/16/31		1,880,000	1,534,550
Ford Motor Credit
8.00% 12/15/16		310,000	304,890
9.875% 8/10/11		1,640,000	1,757,528
#FTI Consulting 144A
7.75% 10/1/16		270,000	280,125
#Galaxy Entertainment
Finance 144A
9.875% 12/15/12		415,000	451,313
General Motors
8.375% 7/15/33		1,665,000	1,575,505
GMAC
6.875% 9/15/11		365,000	370,789
8.00% 11/1/31		1,230,000	1,388,471
Harrah’s Operating
5.625% 6/1/15		205,000	178,220
6.50% 6/1/16		435,000	396,757
Home Depot
5.875% 12/16/36		2,530,000	2,474,094
#Johnson (SC) & Son 144A
5.75% 2/15/33		225,000	211,308
Kohl’s 7.25% 6/1/29		1,025,000	1,123,109
Lodgenet Entertainment
9.50% 6/15/13		445,000	479,488
Neiman Marcus
10.375% 10/15/15		345,000	387,263
Office Depot
6.25% 8/15/13		300,000	304,386
Penney (J.C.)
7.625% 3/1/97		920,000	947,215
Visteon 8.25% 8/1/10		725,000	728,625
Wal-Mart Stores
5.25% 9/1/35		1,000,000	913,910
			19,026,623
Consumer Non-Cyclical – 6.12%
AmerisourceBergen
5.625% 9/15/12		525,000	517,421
5.875% 9/15/15		450,000	435,780
Boston Scientific
7.00% 11/15/35		1,640,000	1,659,123
#Cargill 144A
6.125% 4/19/34		1,000,000	1,010,505
6.125% 9/15/36		550,000	557,511
Genentech
5.25% 7/15/35		800,000	739,550
#HCA 144A
9.125% 11/15/14		190,000	202,588
#HealthSouth 144A
10.75% 6/15/16		550,000	607,063
Kraft Foods
6.50% 11/1/31		1,195,000	1,272,173
Merck & Co
5.75% 11/15/36		1,505,000	1,481,679
#SABMiller 144A
6.50% 7/1/16		1,080,000	1,132,146
Schering-Plough
6.75% 12/1/33		950,000	1,028,271
Teva Pharmaceuticals
Finance
6.15% 2/1/36		1,780,000	1,721,645
US Oncology
9.00% 8/15/12		400,000	426,000
Wyeth 6.00% 2/15/36		1,795,000	1,828,560
			14,620,015
Electric – 10.35%
Alabama Power
5.875% 12/1/22		925,000	932,032
Avista 5.70% 7/1/37		1,735,000	1,678,980
CalEnergy
8.48% 9/15/28		1,345,000	1,697,824
Carolina Power & Light
8.625% 9/15/21		1,410,000	1,774,776
CenterPoint Energy
Houston Electric
5.60% 7/1/23		830,000	791,432
Cleveland Electric
Illuminating
7.88% 11/1/17		530,000	618,104
Dominion Resources
5.95% 6/15/35		450,000	443,294
6.30% 3/15/33		800,000	818,588
Duke Capital
5.668% 8/15/14		780,000	762,936
#Indianapolis Power
& Light 144A
6.05% 10/1/36		1,115,000	1,096,782

	Principal
	Amountº		Value (U.S.$)
Corporate Bonds (continued)
Electric (continued)
MidAmerican
Energy Holdings
6.125% 4/1/36	USD	1,115,000	$1,124,752
Northern States
Power-Minnesota
5.25% 7/15/35		805,000	738,419
Ohio Edison
6.875% 7/15/36		1,120,000	1,221,678
Oncor Electric Delivery
7.00% 9/1/22		1,200,000	1,287,451
Otter Tail 6.80% 10/1/32		450,000	442,275
Pacific Gas & Electric
6.05% 3/1/34		1,295,000	1,300,085
PSEG Power
5.50% 12/1/15		860,000	845,266
PSI Energy
8.85% 1/15/22		230,000	284,959
Puget Sound Energy
5.483% 6/1/35		1,100,000	995,253
Southwestern
Public Service
6.00% 10/1/36		2,035,000	2,001,578
#TAQA 144A
6.50% 10/27/36		2,755,000	2,805,869
Xcel Energy
6.50% 7/1/36		1,025,000	1,074,869
			24,737,202
Energy – 4.74%
Anadarko Petroleum
6.45% 9/15/36		1,135,000	1,128,225
Apache 6.00% 1/15/37		1,605,000	1,603,897
ConocoPhillips
5.95% 10/15/36		850,000	854,048
EnCana 6.50% 8/15/34		650,000	668,602
Global Marine
7.00% 6/1/28		525,000	562,901
Kerr-McGee
7.125% 10/15/27		705,000	750,071
Petro-Canada
5.95% 5/15/35		1,450,000	1,372,273
#Ras Laffan Liquefied
Natural Gas III 144A
5.838% 9/30/27		1,970,000	1,868,544
SEACOR Holdings
7.20% 9/15/09		240,000	246,871
•Secunda International
13.36% 9/1/12		225,000	235,125
Siberian Oil
10.75% 1/15/09		475,000	518,795
Tyumen Oil
11.00% 11/6/07		330,000	343,299
Weatherford
International
6.50% 8/1/36		1,180,000	1,183,847
			11,336,498
Financials – 2.43%
•#AGFC Capital Trust I
144A 6.00% 1/15/67		530,000	528,057
Capital One Capital IV
6.745% 2/17/37		745,000	752,184
#Mantis Reef 144A
4.799% 11/3/09		340,000	331,089
•MUFG Capital Finance 1
6.346% 7/29/49		555,000	560,755
Residential Capital
5.125% 5/17/12	EUR	250,000	325,694
6.50% 4/17/13	USD	350,000	353,698
6.875% 6/30/15		2,865,000	2,943,733
			5,795,210
Insurance – 7.51%
Americian Re
7.45% 12/15/26		155,000	177,908
•#AXA 144A
6.379% 12/14/49		725,000	711,575
#Farmers Exchange
Capital 144A
7.05% 7/15/28		365,000	378,559
#Farmers Insurance
Exchange 144A
6.00% 8/1/14		300,000	295,216
8.625% 5/1/24		1,680,000	1,997,776
•#Financial Security
Assurance 144A
6.40% 12/15/66		225,000	226,174
•#Great West Life
& Annuity
Insurance 144A
7.153% 5/16/46		275,000	291,477
#Liberty Mutual 144A
7.00% 3/15/34		765,000	785,192
#Liberty Mutual
Insurance 144A
7.697% 10/15/97		1,210,000	1,230,882
MetLife
5.70% 6/15/35		715,000	691,605
6.375% 6/15/34		500,000	528,060
6.40% 12/15/36		1,125,000	1,130,871
Montpelier Re Holdings
6.125% 8/15/13		710,000	690,825
#Mutual of Omaha 144A
6.80% 6/15/36		1,805,000	1,936,301
#Nationwide Mutual
Insurance 144A
7.875% 4/1/33		410,000	485,954
#New York Life
Insurance 144A
5.875% 5/15/33		295,000	298,534
•◆#North Front Pass
Through Trust 144A
5.81% 12/15/24		1,660,000	1,625,188

(continues)     17

Statements of net assets

Delaware Extended Duration Bond Fund

	Principal
	Amountº		Value (U.S.$)
Corporate Bonds (continued)
Insurance (continued)
◆#Stingray Pass Through
Trust 144A
5.902% 1/12/15	USD	800,000	$728,000
UnitedHealth Group
5.80% 3/15/36		490,000	481,516
WellPoint
5.85% 1/15/36		1,845,000	1,798,482
Willis North America
5.625% 7/15/15		475,000	455,278
•#ZFS Finance USA
Trust I 144A
6.45% 12/15/65		990,000	1,004,545
			17,949,918
Natural Gas – 2.32%
Boston Gas
6.95% 12/1/23		200,000	207,929
Energy Transfer Partners
6.625% 10/15/36		1,070,000	1,100,986
Enterprise Products
Operating
5.75% 3/1/35		650,000	596,393
•8.375% 8/1/66		1,455,000	1,592,110
#GulfSouth Pipeline 144A
5.05% 2/1/15		175,000	166,863
Kaneb Pipe Line
5.875% 6/1/13		145,000	145,163
San Diego Gas and
Electric 6.00% 6/1/26		1,020,000	1,043,420
Valero Logistics
Operations
6.05% 3/15/13		685,000	690,247
			5,543,111
Real Estate – 0.11%
HRPT Properties Trust
5.75% 2/15/14		265,000	264,333
			264,333
Technology – 1.23%
Dell 7.10% 4/15/28		420,000	454,563
#Freescale Semiconductor
144A
10.125% 12/15/16		330,000	330,000
International Business
Machines
7.125% 12/1/96		100,000	113,481
Motorola
6.50% 9/1/25		415,000	419,445
6.50% 11/15/28		1,050,000	1,055,963
SunGard Data Systems
10.25% 8/15/15		530,000	572,400
			2,945,852
Transportation – 0.62%
American Airlines
6.817% 5/23/11		380,000	381,900
6.977% 5/23/21		71,455	70,562
Continental Airlines
6.503% 6/15/11		725,000	745,844
‡Northwest Airlines
7.041% 4/1/22		281,155	283,439
			1,481,745
Total Corporate Bonds
(cost $174,612,933)			176,277,595

Foreign Agencies – 0.74%
Pemex Project Funding
Master Trust
6.625% 6/15/35		1,785,000	1,778,306
Total Foreign Agencies
(cost $1,582,049)			1,778,306

Municipal Bonds – 0.94%
American Eagle
Northwest Series A
4.97% 12/15/18		125,000	119,998
California State
5.00% 2/1/33		180,000	186,511
California State
University
Systemwide Revenue
5.00% 11/1/30
(AMBAC)		600,000	633,353
Illinois State
Taxable Pension
5.10% 6/1/33		355,000	335,812
New York State Urban
Development Series
A-1 5.25% 3/15/34
(FGIC)		295,000	315,795
Oregon State
Taxable Pension
5.892% 6/1/27		410,000	424,641
West Virginia Economic
Development
Authority
5.37% 7/1/20 (MBIA)		60,000	59,202
Wisconsin State
General Taxable
Revenue Series A
5.70% 5/1/26 (FSA)		170,000	174,153
Total Municipal Bonds
(cost $2,226,697)			2,249,465

Non-Agency Asset-Backed Securities – 0.09%
Mid-State Trust
Series 11 A1
4.864% 7/15/38		59,444	56,892
Series 2005-1 A
5.745% 1/15/40		157,686	156,386

	Principal
	Amountº		Value (U.S.$)
Non-Agency Asset-Backed Securities (continued)
#Sharp Net Interest
Margin Trust Series
2004-2N Note 144A
7.00% 1/25/34	USD	13,065	$9,146
Total Non-Agency Asset-
Backed Securities
(cost $229,818)			222,424

Regional Agency – 0.18%
Queensland Treasury
6.00% 10/14/15	AUD	552,000	424,501
Total Regional Agency
(cost $422,833)			424,501

Regional Authority – 0.34%
Ontario Province
4.50% 3/8/15	CAD	345,000	294,802
Quebec Province
5.00% 12/1/15	CAD	589,000	517,784
Total Regional Authority
(cost $817,026)			812,586

«Senior Secured Loans – 6.68%
@AWAS Capital
11.375% 3/21/13	USD	752,428	763,714
Coffeyville Resources
Credit-Linked
Deposits
8.36% 12/28/10		97,297	98,149
Tranche D
8.36% 12/28/13		502,703	507,101
Delphi Tranche C
8.125% 12/31/07		200,000	201,250
Ford Motor
8.36% 11/29/13		2,000,000	2,029,999
General Motors
7.74% 11/17/13		1,200,000	1,218,000
@Georgia Pacific Term
Loan Tranche B
7.364% 12/20/12		990,000	1,001,138
HCA Term Bank Loan
8.086% 11/17/13		1,300,000	1,309,750
@HealthSouth
8.61% 3/10/13		1,392,501	1,408,167
Hexion Specialty
Chemicals Tranche
C-1 7.875% 5/5/13		500,000	504,375
Idearc 7.33% 11/1/14		400,000	403,500
Lyondell Chemical
7.11% 8/16/13		698,250	704,360
@Neiman Marcus
Term Bank Loan
7.595% 4/6/13		906,667	913,467
@Qwest Communications
Bank Loan Tranche B
6.95% 6/30/10		1,400,000	1,442,000
Revlon Consumer
Products Corporation
Term Loan
9.365% 1/15/12		1,100,000	1,123,375
Talecris Biotherapeutics
11.85% 12/6/14		500,000	503,125
@United Airlines Term
Loan Tranche B
9.12% 2/1/12		435,313	438,577
9.125% 2/1/12		62,188	62,654
@Visteon 8.61% 6/13/13		300,000	301,689
@Windstream Term Loan B
7.12% 7/17/13		1,020,000	1,028,925
Total Senior Secured Loans
(cost $15,757,404)			15,963,315

Sovereign Debt – 2.90%
Brazil – 0.72%
Republic of Brazil
12.50% 1/5/22	BRL	3,195,000	1,718,552
			1,718,552
Colombia – 0.40%
Republic of Colombia
12.00% 10/22/15	COP	1,862,000,000	957,425
			957,425
Germany – 0.14%
Deutschland Republic
5.00% 7/4/11	EUR	251,000	339,642
			339,642
Mexico – 0.70%
Mexican Bonos
8.00% 12/17/15	MXN	3,639,000	332,329
Mexico Government
6.75% 9/27/34	USD	1,250,000	1,328,125
			1,660,454
Netherlands – 0.11%
Netherlands
Government
5.75% 2/15/07	EUR	197,000	256,878
			256,878
Norway – 0.38%
Norwegian Government
6.50% 5/15/13	NOK	5,181,000	914,757
			914,757
Poland – 0.06%
Poland Government
6.25% 10/24/15	PLN	420,000	151,100
			151,100

(continues)     19

Statements of net assets

Delaware Extended Duration Bond Fund

	Principal
	Amountº		Value (U.S.$)
Sovereign Debt (continued)
United Kingdom – 0.39%
U.K. Treasury
8.00% 9/27/13	GBP	405,000	$921,452
			921,452
Total Sovereign Debt
(cost $6,490,223)			6,920,260

Supranational Banks – 0.10%
Inter-American
Development Bank
1.90% 7/8/09	JPY	1,000,000	8,501
^International Bank
for Reconstruction
& Development
6.861% 8/20/07	NZD	357,000	236,185
Total Supranational Banks
(cost $232,212)			244,686

U.S. Treasury Obligations – 9.13%
U.S. Treasury Bonds
4.50% 2/15/36	USD	10,150,000	9,490,259
U.S. Treasury Inflation
Index Bonds
2.00% 1/15/26		1,208,183	1,133,380
2.375% 1/15/27		434,665	432,543
¥U.S. Treasury Inflation
Index Notes
2.50% 7/15/16		1,631,419	1,647,161
U.S. Treasury Notes
4.625% 12/31/11		1,630,000	1,616,121
¥4.625% 11/15/16		5,835,000	5,746,564
4.75% 12/31/08		1,425,000	1,420,771
4.875% 8/15/09		325,000	325,026
Total U.S. Treasury Obligations
(cost $21,858,180)			21,811,825

	Number of
	Shares
Preferred Stock – 0.09%
Nexen 7.35%		8,710	221,495
Total Preferred Stock
(cost $217,750)			221,495

Warrant – 0.00%
†#Solutia144A, exercise
price $7.59,
expiration date
7/15/09		550	—
Total Warrant
(cost $46,787)			—

	Principal
	Amountº
Repurchase Agreements – 1.96%
With BNP Paribas
5.21% 2/1/07
(dated 1/31/07,
to be repurchased
at $2,325,336,
collateralized by
$724,000 U.S.
Treasury Notes
3.50% due
8/15/09, market
value $711,962
and $1,577,000
U.S. Treasury Notes
6.00% due 8/15/09,
market value
$1,661,077)		2,325,000	2,325,000
With Cantor Fitzgerald
5.19% 2/1/07
(dated 1/31/07,
to be repurchased
at $675,097,
collateralized by
$601,000 U.S.
Treasury Bills due
5/24/07, market
value $591,657
and $99,000 U.S.
Treasury Bills due
7/12/07, market
value $97,075)		675,000	675,000
With UBS Warburg
5.21% 2/1/07
(dated 1/31/07,
to be repurchased
at $1,688,244,
collateralized by
$1,754,000 U.S.
Treasury Notes
3.50% due 8/15/09,
market value
$1,724,095)		1,688,000	1,688,000
Total Repurchase Agreements
(cost $4,688,000)			4,688,000

Total Value of Securities – 98.60%
(cost $233,117,390)			235,651,840
Receivables and Other Assets
Net of Liabilities – 1.40%			3,353,698
Net Assets Applicable to 42,238,259
Shares Outstanding – 100.00%			$239,005,538

Net Asset Value – Delaware Extended
Duration Bond Fund Class A
($135,251,786 / 23,890,477 Shares)	$5.66
Net Asset Value – Delaware Extended
Duration Bond Fund Class B
($6,369,918 / 1,126,664 Shares)	$5.65
Net Asset Value – Delaware Extended
Duration Bond Fund Class C
($16,328,154 / 2,885,222 Shares)	$5.66
Net Asset Value – Delaware Extended
Duration Bond Fund Class R
($54,272 / 9,582 Shares)	$5.66
Net Asset Value – Delaware Extended
Duration Bond Fund Institutional Class
($81,001,408 / 14,326,314 Shares)	$5.65

Components of Net Assets at January 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$241,066,747
Distributions in excess of net investment income	(330,953)
Accumulated net realized loss on investments	(2,761,900)
Net unrealized appreciation of investments and
foreign currencies	1,031,644
Total net assets	$239,005,538

° Principal amount shown is stated in the currency in which each security is denominated

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
COP — Colombian Peso
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
NZD — New Zealand Dollar
MXN — Mexican Peso
NOK — Norwegian Kroner
PLN — Polish Zloty
USD — United States Dollar

@	Illiquid security. At January 31, 2007, the aggregate amount of illiquid securities equaled $7,362,179, which represented 3.08% of the Fund’s net assets. See Note 11 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2007, the aggregate amount of fair valued securities equaled 1,848, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $34,970,128, which represented 14.63% of the Fund’s net assets. See Note 11 in “Notes to Financial Statements.”

◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

^	Zero coupon security. The interest rate shown is the yield at the time of purchase.

†	Non-income producing security for the period ended January 31, 2007.

‡	Non-income producing security. Security is currently in default.

•	Variable rate security. The rate shown is the rate as of January 31, 2007.

¥	Fully or partially pledged as collateral for financial futures contracts.

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
CBO — Collateralized Bond Obligation
FGIC — Insured by the Financial Guaranty Insurance Company
FSA — Insured by Financial Security Assurance
MBIA — Insured by the Municipal Bond Insurance Association

Net Asset Value and Offering Price Per Share – Delaware Extended Duration Bond Fund
Net asset value Class A (A)	$5.66
Sales charge (4.50% of offering price) (B)	0.27
Offering price	$5.93

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $100,000 or more.

(continues)     21

Statements of net assets

Delaware Extended Duration Bond Fund

The following foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts were outstanding at January 31, 2007:

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts1

					Unrealized
Contracts to				Settlement	Appreciation
Receive (Deliver)		In Exchange For		Date	(Depreciation)
AUD	(583,596)	USD	450,518	3/9/07	$(2,256)
CAD	(754,150)	USD	639,473	3/9/07	(1,983)
EUR	(259,900)	USD	337,379	3/9/07	(1,912)
EUR	(10,000)	USD	12,979	3/9/07	(76)
EUR	(11,914)	USD	15,275	2/2/07	(253)
GBP	(494,000)	USD	969,228	3/9/07	(1,164)
JPY	52,236,700	USD	(431,448)	3/9/07	3,495
JPY	50,711,000	USD	(417,994)	3/9/07	4,246
JPY	36,241,000	USD	(298,715)	3/9/07	3,042
JPY	2,992,230	EUR	(18,681)	2/2/07	61
NOK	(1,831,900)	USD	292,034	3/9/07	(1,928)
NZD	(323,800)	USD	222,632	3/9/07	(5)
PLN	(568,970)	USD	187,910	3/9/07	(2,305)
					$(1,038)

Futures Contracts[2]
	Notional			Unrealized
Contracts to	Cost	Notional	Expiration	Appreciation
Buy (Sell)	(Proceeds)	Value	Date	(Depreciation)
(65) U.S. Treasury
2 year Notes	$(13,304,330)	$(13,233,594)	3/31/07	$70,736
(131) U.S. Treasury
5 year Notes	(13,856,623)	(13,693,594)	3/31/07	163,029
(51) U.S. Treasury
10 year Notes	(5,539,595)	(5,444,250)	3/31/07	95,345
581 U.S. Treasury
long Bond	65,821,842	63,982,625	3/31/07	(1,839,217)
				$(1,510,107)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 9 in “Notes to Financial Statements.”

[2] See Note 10 in “Notes to Financial Statements.”

See accompanying notes

Statements of operations

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

Six Months Ended January 31, 2007 (Unaudited)

		Delaware
	Delaware	Extended
	Corporate	Duration
	Bond Fund	Bond Fund
Investment Income:
Interest	$17,880,800	$6,784,945
Dividends	29,979	8,002
Foreign tax withheld	(39)	—
	17,910,740	6,792,947
Expenses:
Management fees	1,440,482	580,557
Distribution expense – Class A	392,083	170,408
Distribution expense – Class B	121,627	33,245
Distribution expense – Class C	268,419	68,888
Distribution expense – Class R	20,776	104
Dividend disbursing and transfer agent fees and expenses	394,457	223,321
Accounting and administration expenses	116,458	42,222
Trustees’ fees and benefits	89,619	30,397
Legal fees	43,561	12,593
Registration fees	40,902	35,270
Reports and statements to shareholders	30,721	13,440
Audit and tax	15,783	11,509
Custodian fees	13,911	14,965
Insurance fees	10,241	4,088
Pricing fees	6,557	5,269
Consulting fees	5,953	2,028
Trustees’ expenses	1,550	550
Taxes (other than taxes on income)	1,200	223
Dues and services	920	419
	3,015,220	1,249,496
Less expenses absorbed or waived	(572,501)	(342,716)
Less waiver of distribution expenses – Class A	(65,347)	(28,401)
Less waiver of distribution expenses – Class R	(3,463)	(17)
Total operating expenses	2,373,909	878,362
Net Investment Income	15,536,831	5,914,585

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	5,027,867	1,453,620
Futures contracts	1,404,606	2,888,603
Foreign currencies	(697,302)	(257,911)
Net realized gain	5,735,171	4,084,312
Net change in unrealized appreciation/depreciation of investments and foreign currencies	11,879,033	4,243,341
Net Realized and Unrealized Gain on Investments and Foreign Currencies	17,614,204	8,327,653

Net Increase in Net Assets Resulting from Operations	$33,151,035	$14,242,238

See accompanying notes

Statements of changes in net assets

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

	Delaware Corporate		Delaware Extended Duration
	Bond Fund		Bond Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	1/31/07	7/31/06	1/31/07	7/31/06
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$15,536,831	$22,187,750	$5,914,585	$8,519,817
Net realized gain (loss) on investments and foreign currencies	5,735,171	(7,929,838)	4,084,312	(6,723,076)
Net change in unrealized appreciation/depreciation of investments
and foreign currencies	11,879,033	(8,941,724)	4,243,341	(6,030,443)
Net increase (decrease) in net assets resulting from operations	33,151,035	5,316,188	14,242,238	(4,233,702)
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,342,653)	(8,637,844)	(3,262,640)	(4,371,012)
Class B	(592,552)	(1,135,624)	(166,761)	(328,905)
Class C	(1,305,652)	(2,096,816)	(344,127)	(526,030)
Class R	(185,754)	(206,642)	(950)	(99)
Institutional Class	(6,842,954)	(12,571,536)	(2,293,004)	(3,590,579)
Net realized gain on investments:
Class A	—	(527,705)	—	(665,542)
Class B	—	(89,966)	—	(65,519)
Class C	—	(158,079)	—	(95,451)
Class R	—	(10,588)	—	(9)
Institutional Class	—	(789,910)	—	(495,282)
	(16,269,565)	(26,224,710)	(6,067,482)	(10,138,428)
Capital Share Transactions:
Proceeds from shares sold:
Class A	52,017,218	116,965,373	50,090,436	70,033,345
Class B	1,933,254	5,480,756	465,262	1,596,666
Class C	14,250,497	26,840,816	6,362,478	7,767,959
Class R	4,430,296	5,286,473	30,000	22,712
Institutional Class	31,917,277	69,191,641	13,379,378	34,246,110
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,777,489	6,026,893	2,624,533	3,475,657
Class B	363,747	747,693	113,698	268,415
Class C	960,928	1,607,530	239,849	453,128
Class R	178,354	199,553	922	78
Institutional Class	4,500,952	8,720,594	754,989	1,194,150
Net assets from reorganization[1]:
Class A	—	90,009,269	—	—
	115,330,012	331,076,591	74,061,545	119,058,220
Cost of shares repurchased:
Class A	(54,896,991)	(65,553,470)	(13,824,330)	(32,301,474)
Class B	(2,644,588)	(5,157,997)	(867,894)	(1,811,833)
Class C	(5,678,532)	(10,799,030)	(1,785,693)	(4,352,401)
Class R	(1,130,031)	(1,875,122)	(68)	(303)
Institutional Class	(57,716,338)	(34,395,149)	(5,656,823)	(13,025,806)
	(122,066,480)	(117,780,768)	(22,134,808)	(51,491,817)
Increase (decrease) in net assets derived from capital share transactions	(6,736,468)	213,295,823	51,926,737	67,566,403
Net Increase in Net Assets	10,145,002	192,387,301	60,101,493	53,194,273

Net Assets:
Beginning of period	569,322,406	376,935,105	178,904,045	125,709,772
End of period	$579,467,408	$569,322,406	$239,005,538	$178,904,045
Distributions in excess of net investment income	$(1,376,744)	$(753,270)	$(330,953)	$(75,228)
1 See Note 7 in “Notes to Financial Statements.”

See accompanying notes

Financial highlights

Delaware Corporate Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 5.490	$ 5.780	$ 5.700	$ 5.620	$ 5.220	$ 5.370

Income (loss) from investment operations:
Net investment income[2]	0.152	0.276	0.260	0.296	0.339	0.364
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.167	(0.239)	0.174	0.183	0.410	(0.152)
Total from investment operations	0.319	0.037	0.434	0.479	0.749	0.212

Less dividends and distributions from:
Net investment income	(0.159)	(0.306)	(0.286)	(0.307)	(0.349)	(0.362)
Net realized gain on investments	—	(0.021)	(0.068)	(0.092)	—	—
Total dividends and distributions	(0.159)	(0.327)	(0.354)	(0.399)	(0.349)	(0.362)

Net asset value, end of period	$ 5.650	$ 5.490	$ 5.780	$ 5.700	$ 5.620	$ 5.220

Total return[3]	5.86%	0.70%	7.76%	8.65%	14.61%	4.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$266,035	$256,776	$115,456	$73,867	$34,707	$17,932
Ratio of expenses to average net assets	0.81%	0.81%	0.82%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.06%	1.05%	1.08%	1.17%	1.32%	1.22%
Ratio of net investment income to average net assets	5.36%	4.95%	4.48%	5.09%	5.98%	6.79%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	5.11%	4.71%	4.22%	4.72%	5.46%	6.37%
Portfolio turnover	201%	173%	232%	300%	861%	1044%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

(continues)     25

Financial highlights

Delaware Corporate Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 5.480	$ 5.770	$ 5.700	$ 5.620	$ 5.220	$ 5.370

Income (loss) from investment operations:
Net investment income[2]	0.131	0.234	0.216	0.253	0.298	0.325
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.167	(0.239)	0.164	0.183	0.410	(0.152)
Total from investment operations	0.298	(0.005)	0.380	0.436	0.708	0.173

Less dividends and distributions from:
Net investment income	(0.138)	(0.264)	(0.242)	(0.264)	(0.308)	(0.323)
Net realized gain on investments	—	(0.021)	(0.068)	(0.092)	—	—
Total dividends and distributions	(0.138)	(0.285)	(0.310)	(0.356)	(0.308)	(0.323)

Net asset value, end of period	$ 5.640	$ 5.480	$ 5.770	$ 5.700	$ 5.620	$ 5.220

Total return[3]	5.27%	0.13%	6.77%	7.85%	13.78%	3.25%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,148	$23,792	$23,963	$20,510	$18,551	$11,709
Ratio of expenses to average net assets	1.56%	1.56%	1.57%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.75%	1.78%	1.87%	2.03%	1.97%
Ratio of net investment income to average net assets	4.61%	4.20%	3.73%	4.33%	5.23%	6.04%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.41%	4.01%	3.52%	4.01%	4.75%	5.62%
Portfolio turnover	201%	173%	232%	300%	861%	1044%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

Delaware Corporate Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 5.490	$ 5.780	$ 5.700	$ 5.620	$ 5.220	$ 5.370

Income (loss) from investment operations:
Net investment income[2]	0.131	0.234	0.216	0.253	0.297	0.324
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.167	(0.239)	0.174	0.183	0.410	(0.152)
Total from investment operations	0.298	(0.005)	0.390	0.436	0.707	0.172

Less dividends and distributions from:
Net investment income	(0.138)	(0.264)	(0.242)	(0.264)	(0.307)	(0.322)
Net realized gain on investments	—	(0.021)	(0.068)	(0.092)	—	—
Total dividends and distributions	(0.138)	(0.285)	(0.310)	(0.356)	(0.307)	(0.322)

Net asset value, end of period	$ 5.650	$ 5.490	$ 5.780	$ 5.700	$ 5.620	$ 5.220

Total return[3]	5.45%	(0.05% )	6.95%	7.86%	13.77%	3.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$59,408	$48,425	$33,013	$21,139	$18,313	$6,063
Ratio of expenses to average net assets	1.56%	1.56%	1.57%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.76%	1.75%	1.78%	1.87%	2.03%	1.97%
Ratio of net investment income to average net assets	4.61%	4.20%	3.73%	4.33%	5.23%	6.04%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.41%	4.01%	3.52%	4.01%	4.75%	5.62%
Portfolio turnover	201%	173%	232%	300%	861%	1044%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

(continues)     27

Financial highlights

Delaware Corporate Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$ 5.490	$ 5.780	$ 5.700	$ 5.620	$ 5.930

Income (loss) from investment operations:
Net investment income[3]	0.145	0.262	0.240	0.273	0.030
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.167	(0.239)	0.174	0.188	(0.300)
Total from investment operations	0.312	0.023	0.414	0.461	(0.270)

Less dividends and distributions from:
Net investment income	(0.152)	(0.292)	(0.266)	(0.289)	(0.040)
Net realized gain on investments	—	(0.021)	(0.068)	(0.092)	—
Total dividends and distributions	(0.152)	(0.313)	(0.334)	(0.381)	(0.040)

Net asset value, end of period	$ 5.650	$ 5.490	$ 5.780	$ 5.700	$ 5.620

Total return[4]	5.72%	0.45%	7.38%	8.33%	(4.58% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,702	$6,048	$2,608	$869	$0
Ratio of expenses to average net assets	1.06%	1.06%	1.17%	1.15%	1.15%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.36%	1.35%	1.38%	1.47%	1.57%
Ratio of net investment income to average net assets	5.11%	4.70%	4.13%	4.73%	4.93%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.81%	4.41%	3.92%	4.41%	4.51%
Portfolio turnover	201%	173%	232%	300%	861% [5]

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.

[4]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

[5]Represents portfolio turnover for the Fund for the entire year.

See accompanying notes

Delaware Corporate Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 5.480	$ 5.770	$ 5.700	$ 5.620	$ 5.220	$ 5.370

Income (loss) from investment operations:
Net investment income[2]	0.159	0.289	0.274	0.310	0.354	0.378
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.167	(0.238)	0.164	0.183	0.410	(0.152)
Total from investment operations	0.326	0.051	0.438	0.493	0.764	0.226

Less dividends and distributions from:
Net investment income	(0.166)	(0.320)	(0.300)	(0.321)	(0.364)	(0.376)
Net realized gain on investments	—	(0.021)	(0.068)	(0.092)	—	—
Total dividends and distributions	(0.166)	(0.341)	(0.368)	(0.413)	(0.364)	(0.376)

Net asset value, end of period	$ 5.640	$ 5.480	$ 5.770	$ 5.700	$ 5.620	$ 5.220

Total return[3]	5.99%	0.95%	7.84%	8.92%	14.92%	4.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$220,174	$234,281	$201,895	$104,282	$72,744	$52,681
Ratio of expenses to average net assets	0.56%	0.56%	0.57%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.76%	0.75%	0.78%	0.87%	1.03%	0.97%
Ratio of net investment income to average net assets	5.61%	5.20%	4.73%	5.33%	6.23%	7.04%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	5.41%	5.01%	4.52%	5.01%	5.75%	6.62%
Portfolio turnover	201%	173%	232%	300%	861%	1044%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitations not been in effect.

See accompanying notes

(continues)     29

Financial highlights

Delaware Extended Duration Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 5.410	$ 5.940	$ 5.770	$ 5.550	$ 5.050	$ 5.260

Income (loss) from investment operations:
Net investment income[2]	0.159	0.299	0.292	0.334	0.373	0.384
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.255	(0.468)	0.390	0.322	0.500	(0.218)
Total from investment operations	0.414	(0.169)	0.682	0.656	0.873	0.166

Less dividends and distributions from:
Net investment income	(0.164)	(0.309)	(0.312)	(0.339)	(0.373)	(0.376)
Net realized gain on investments	—	(0.052)	(0.200)	(0.097)	—	—
Total dividends and distributions	(0.164)	(0.361)	(0.512)	(0.436)	(0.373)	(0.376)

Net asset value, end of period	$ 5.660	$ 5.410	$ 5.940	$ 5.770	$ 5.550	$5.050

Total return[3]	7.68%	(2.89% )	12.17%	11.99%	17.55%	3.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$135,253	$92,132	$58,003	$19,439	$9,539	$4,629
Ratio of expenses to average net assets	0.85%	0.80%	0.84%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.22%	1.22%	1.31%	1.30%	1.24%	1.23%
Ratio of net investment income to average net assets	5.58%	5.35%	4.92%	5.72%	6.65%	7.34%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	5.21%	4.93%	4.45%	5.22%	6.21%	6.91%
Portfolio turnover	183%	184%	233%	267%	789%	923%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Extended Duration Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050	$ 5.260

Income (loss) from investment operations:
Net investment income[2]	0.138	0.257	0.247	0.291	0.332	0.343
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.244	(0.458)	0.391	0.312	0.500	(0.218)
Total from investment operations	0.382	(0.201)	0.638	0.603	0.832	0.125

Less dividends and distributions from:
Net investment income	(0.142)	(0.267)	(0.268)	(0.296)	(0.332)	(0.335)
Net realized gain on investments	—	(0.052)	(0.200)	(0.097)	—	—
Total dividends and distributions	(0.142)	(0.319)	(0.468)	(0.393)	(0.332)	(0.335)

Net asset value, end of period	$ 5.650	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050

Total return[3]	7.09%	(3.45% )	11.35%	10.98%	16.70%	2.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,370	$6,371	$6,964	$5,597	$5,375	$3,413
Ratio of expenses to average net assets	1.60%	1.55%	1.59%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.92%	1.92%	2.01%	2.00%	1.95%	1.98%
Ratio of net investment income to average net assets	4.83	4.60%	4.17%	4.97%	5.90%	6.59%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.51%	4.23%	3.75%	4.52%	5.50%	6.16%
Portfolio turnover	183%	184%	233%	267%	789%	923%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     31

Financial highlights

Delaware Extended Duration Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050	$ 5.260

Income (loss) from investment operations:
Net investment income[2]	0.138	0.257	0.248	0.291	0.331	0.343
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.254	(0.458)	0.390	0.312	0.500	(0.218)
Total from investment operations	0.392	(0.201)	0.638	0.603	0.831	0.125

Less dividends and distributions from:
Net investment income	(0.142)	(0.267)	(0.268)	(0.296)	(0.331)	(0.335)
Net realized gain on investments	—	(0.052)	(0.200)	(0.097)	—	—
Total dividends and distributions	(0.142)	(0.319)	(0.468)	(0.393)	(0.331)	(0.335)

Net asset value, end of period	$ 5.660	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050

Total return[3]	7.28%	(3.45% )	11.35%	10.98%	16.67%	2.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,328	$11,021	$8,196	$5,025	$4,751	$1,431
Ratio of expenses to average net assets	1.60%	1.55%	1.59%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.92%	1.92%	2.01%	2.00%	1.95%	1.98%
Ratio of net investment income to average net assets	4.83%	4.60%	4.17%	4.97%	5.90%	6.59%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.51%	4.23%	3.75%	4.52%	5.50%	6.16%
Portfolio turnover	183%	184%	233%	267%	789%	923%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Extended Duration Bond Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months	10/1/05
	Ended	to
	1/31/07[1]	7/31/06[2]
	(Unaudited)
Net asset value, beginning of period	$ 5.410	$ 5.820

Income (loss) from investment operations:
Net investment income[3]	0.152	0.236
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.255	(0.391)
Total from investment operations	0.407	(0.155)

Less dividends and distributions from:
Net investment income	(0.157)	(0.203)
Net realized gain on investments	—	(0.052)
Total dividends and distributions	(0.157)	(0.255)

Net asset value, end of period	$ 5.660	$ 5.410

Total return[4]	7.55%	(2.67% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$54	$23
Ratio of expenses to average net assets	1.10%	1.05%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.52%	1.52%
Ratio of net investment income to average net assets	5.33%	5.12%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	4.91%	4.65%
Portfolio turnover	183%	184% [5]

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized
[2]Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3]The average shares outstanding method has been applied for per share information.

[4]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

[5]Represents portfolio turnover for the Fund for the entire year.

See accompanying notes

(continues)     33

Financial highlights

Delaware Extended Duration Bond Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050	$ 5.260

Income (loss) from investment operations:
Net investment income[2]	0.166	0.313	0.307	0.350	0.387	0.397
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.245	(0.458)	0.391	0.312	0.500	(0.218)
Total from investment operations	0.411	(0.145)	0.698	0.662	0.887	0.179

Less dividends and distributions from:
Net investment income	(0.171)	(0.323)	(0.328)	(0.355)	(0.387)	(0.389)
Net realized gain on investments	—	(0.052)	(0.200)	(0.097)	—	—
Total dividends and distributions	(0.171)	(0.375)	(0.528)	(0.452)	(0.387)	(0.389)

Net asset value, end of period	$ 5.650	$ 5.410	$ 5.930	$ 5.760	$ 5.550	$ 5.050

Total return[3]	7.63%	(2.48% )	12.47%	12.10%	17.87%	3.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$81,001	$69,357	$52,547	$40,545	$49,891	$56,664
Ratio of expenses to average net assets	0.60%	0.55%	0.59%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	0.92%	0.92%	1.01%	1.00%	0.95%	0.98%
Ratio of net investment income to average net assets	5.83%	5.60%	5.17%	5.97%	6.90%	7.59%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	5.51%	5.23%	4.75%	5.52%	6.50%	7.16%
Portfolio turnover	183%	184%	233%	267%	789%	923%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information for the period ended January 31, 2007 and years ended July 31, 2006, 2005 and 2004.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

January 31, 2007 (Unaudited)

Delaware Group Income Funds (the “Trust”) is organized as a Delaware statutory trust and offers four series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50% . Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Funds is to seek to provide investors with total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Markets, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as each Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in its semiannual report on January 31, 2008. Although each Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

(continues)    35

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds isolate that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the period ended January 31, 2007.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
On the first $500 million	0.500%	0.550%
On the next $500 million	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Corporate Bond Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs, do not exceed 0.55% of average daily net assets for the Fund through June 30, 2007. Effective July 1, 2007, DMC has contractually agreed to limit this amount to 0.65% of average daily net assets.

Effective December 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Extended Duration Bond Fund to the extent necessary to ensure the annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expenses, certain insurance costs and non-routine expenses, do not exceed 0.65% of average daily net assets for the Fund through November 30, 2007. Prior to December 1, 2006, DMC had contractually agreed to limit this amount to 0.55% of average daily net assets.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate 0.04% of such Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through November 30, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At January 31, 2007, each Fund had liabilities payable to affiliates as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Investment Management fee
payable to DMC	$148,463	$58,164
Dividend disbursing, transfer agent,
accounting and administration fees
and other expenses payable to DSC	86,797	51,242
Distribution fee payable to DDLP	129,655	46,988
Other expenses payable to DMC
and affiliates*	5,452	2,651

*	DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended January 31, 2007, the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund were charged $13,247 and $4,967, respectively for internal legal and tax services provided by DMC and/or its affililates’ employees.

For the six months ended January 31, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Corporate Bond Fund	$26,388
Delaware Extended Duration Bond Fund	15,338

For the six months ended January 31, 2007, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealer on sales of those shares. The amounts received were as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Class A	$226	$285
Class B	15,495	8,116
Class C	1,939	4,171

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund were $72,831 and $24,429, respectively. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2007, the Funds made purchases and sales of investments securities other than short-term investments as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Purchases other than
U.S. government securities	$301,442,726	$121,284,137
Purchases of U.S. government securities	273,464,411	112,515,831
Sales other than U.S. government securities	327,286,708	97,305,377
Sales of U.S. government securities	265,506,667	93,156,367

(continues)    37

Notes to financial statements

Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund

3. Investments (continued)

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007 the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Cost of investments	$573,335,088	$233,678,436
Aggregate unrealized appreciation	$9,521,328	$4,762,815
Aggregate unrealized depreciation	(7,004,907)	(2,789,411)
Net unrealized appreciation	$2,516,421	$1,973,404

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2007 and the year ended July 31, 2006 was as follows:

	Delaware Corporate		Delaware Extended
	Bond Fund		Duration Bond Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	1/31/07*	7/31/06	1/31/07*	7/31/06
Ordinary income	$16,269,565	$25,115,850	$6,067,482	$9,450,017
Long-term capital gain	—	1,108,860	—	688,411
Total	$16,269,565	$26,224,710	$6,067,482	$10,138,428

*	Tax information for the period ended January 31, 2007 is an estimate and the tax character of dividends and distributions may be redesigned at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Shares of beneficial interest	$583,977,892	$241,066,747
Undistributed ordinary income	—	(212,921)
Realized losses 8/1/06 – 1/31/07	(2,611,904)	(2,883,523)
Capital loss carryforwards as of 7/31/06	(2,675,762)	(807,298)
Post-October capital losses	(338,729)	(20,140)
Post-October currency losses	(503,797)	(89,944)
Other temporary differences	(894,461)	(29,126)
Unrealized appreciation of investments
and foreign currencies	2,514,169	1,981,743
Net Assets	$579,467,408	$239,005,538

Post-October losses represent losses realized on investments and foreign currency transactions from November 1, 2006 through January 31, 2007 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The differences between book basis and tax basis components of the net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on futures contracts, mark-to-market on foreign currency contracts, straddle deferrals and tax treatment of market discount and premium on debt instruments.

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, dividends and distributions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2007, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
Paid-in-capital	$(45,267)	$—
Undistributied net investment income	109,260	(102,828)
Accumulated realized loss	(63,993)	102,828

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at January 31, 2007 will expire as follows:

	Delaware Corporate	Delaware Extended
	Bond Fund	Duration Bond Fund
2013	$2,155,797	$—
2014	519,965	807,298
Total	$2,675,762	$807,298

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Corporate		Delaware Extended
	Bond Fund		Duration Bond Fund
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	1/31/07	7/31/06	1/31/07	7/31/06
Shares sold:
Class A	9,228,568	20,908,895	8,862,533	12,487,326
Class B	343,406	979,102	82,305	281,248
Class C	2,527,643	4,772,696	1,122,609	1,364,818
Class R	785,396	956,999	5,241	4,232
Institutional Class	5,678,307	12,395,281	2,373,140	6,109,855

Shares issued upon reinvestment
of dividends and distributions:
Class A	848,883	1,083,532	463,326	623,213
Class B	64,658	134,081	20,101	47,845
Class C	170,647	288,687	42,394	81,050
Class R	31,651	35,933	163	14
Institutional Class	800,402	1,565,057	133,548	213,796

Shares issued from reorganization[1]:
Class A	—	16,637,573	—	—
	20,479,561	59,757,836	13,105,360	21,213,397

Shares repurchased:
Class A	(9,789,654)	(11,804,693)	(2,452,879)	(5,860,545)
Class B	(470,018)	(923,707)	(153,700)	(324,962)
Class C	(1,009,582)	(1,949,500)	(316,445)	(790,258)
Class R	(202,538)	(341,933)	(12)	(56)
Institutional Class	(10,210,105)	(6,192,917)	(1,005,764)	(2,356,425)
	(21,681,897)	(21,212,750)	(3,928,800)	(9,332,246)
Net increase (decrease)	(1,202,336)	38,545,086	9,176,560	11,881,151

1 See Note 7.

(continues)    39

Notes to financial statements

Delaware Corporate Bond Fund / Delaware Extended Duration Bond Fund

6. Capital Shares (continued)

For the period ended January 31, 2007 and the year ended July 31, 2006, Class B shares converted to Class A shares as follows*:

	Six Months
	Ended			Year Ended
	1/31/07			7/31/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Corporate Bond	29,790	29,772	$166,573	114,996	114,996	$643,345
Extended Duration	2,130	2,126	12,141	27,279	27,300	152,445

*	The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Fund Reorganization

Effective June 16, 2006, the Delaware Corporate Bond Fund completed the acquisition of the net assets of the Lincoln National Income Fund, Inc. (“LND Fund”) pursuant to an Agreement and Plan of Acquisition (the “Plan of Acquisition”) approved by the shareholders of LND Fund at a reconvened Special Meeting of Shareholders held on June 1, 2006. The transaction, which was structured as a tax-free reorganization, entailed (i) the acquisition of all of the assets of LND Fund by Delaware Corporate Bond Fund in exchange for Class A shares of Delaware Corporate Bond Fund and (ii) the pro rata distribution of such shares to LND Fund’s shareholders in exchange for their shares of LND Fund. LND Fund was a closed-end, non-diversified investment management company managed by Delaware Management Company. The net assets, net unrealized depreciation and accumulated realized losses of LND Fund as of the close of business on June 16, 2006, were as follows:

		Undistributed	Accumulated	Net
		Net Investment	Net	Unrealized
	Net Assets	Loss	Realized Loss	Depreciation
Lincoln National Income Fund	$90,009,269	$(38,199)	$(2,585,050)	$(2,605,091)

The net assets of the Delaware Corporate Bond Fund prior to the acquisition were $466,560,627.

8. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of January 31, 2007, or at any time during the period.

9. Foreign Exchange Contracts

Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Statements of Net Assets.

10. Futures Contracts

Each Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, each Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Statements of Net Assets.

11. Credit and Market Risk

Each Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor’s Rating Group and/or Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statements of Net Assets.

12. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates,
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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(1489)	Printed in the USA
SA-460 [1/07] CGI 3/07	MF-07-02-057 PO11664

Semiannual Report	Delaware
Delchester Fund
January 31, 2007

                                           Fixed income mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	14
> About the organization	18

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2006 to January 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 to January 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Delchester Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/06 to
	8/1/06	1/31/07	Ratios	1/31/07*
Actual Fund Return
Class A	$1,000.00	$1,093.10	1.20%	$ 6.33
Class B	1,000.00	1,089.20	1.91%	10.06
Class C	1,000.00	1,088.90	1.91%	10.06
Institutional Class	1,000.00	1,094.70	0.91%	4.80
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.16	1.20%	$ 6.11
Class B	1,000.00	1,015.58	1.91%	9.70
Class C	1,000.00	1,015.58	1.91%	9.70
Institutional Class	1,000.00	1,020.62	0.91%	4.63

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

1

Sector allocation and credit quality breakdown

Delaware Delchester Fund

As of January 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Collateralized Bond Obligations	0.01%
Commercial Mortgage-Backed Securities	0.64%
Commercial Paper	3.41%
Convertible Bonds	0.00%
Corporate Bonds	91.45%
Basic Industry	11.07%
Brokerage	1.89%
Capital Goods	5.74%
Consumer Cyclical	7.62%
Consumer Non-Cyclical	5.19%
Energy	7.45%
Media	8.79%
Real Estate	1.38%
Services Cyclical	17.28%
Services Non-Cyclical	8.11%
Technology & Electronics	3.61%
Telecommunications	9.70%
Utilities	3.62%
Emerging Markets Bonds	0.25%
Senior Secured Loans	2.18%
Common Stock	1.50%
Warrants	0.00%
Securities Lending Collateral	19.41%
Fixed Rate Notes	2.17%
Variable Rate Notes	17.24%
Total Value of Securities	118.85%
Obligation to Return Securities Lending Collateral	(19.41%)
Receivables and Other Assets Net of Liabilities	0.56%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	0.56%
BBB	3.42%
BB	16.55%
B	58.28%
CCC	16.05%
C	0.01%
D	0.62%
NR	4.51%
Total	100.00%

2

Statement of net assets

Delaware Delchester Fund

January 31, 2007 (Unaudited)

	Principal
	Amount (U.S.$)	Value (U.S.$)
Collateralized Bond Obligations – 0.01%
=@•Merrill Lynch CBO VII Series 1997-
C3A A 5.741% 3/23/08	$567,000	$23,246
Total Collateralized Bond Obligations
(cost $324,941)		23,246

Commercial Mortgage-Backed Securities – 0.64%
#First Union National Bank
Commercial Mortgage Series
2001-C2 L 144A 6.46% 1/12/43	2,025,000	2,034,804
Total Commercial Mortgage-Backed
Securities (cost $2,055,296)		2,034,804

≠Commercial Paper – 3.41%
PHH 5.545% 2/1/07	3,830,000	3,830,000
TXU Energy 5.415% 2/9/07	7,000,000	6,991,600
Total Commercial Paper
(cost $10,821,600)		10,821,600

Convertible Bonds – 0.00%
Mirant (Escrow) 2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21	1,235,000	0
Total Convertible Bonds (cost $0)		0

Corporate Bonds – 91.45%
Basic Industry – 11.07%
*AK Steel 7.875% 2/15/09	1,022,000	1,027,110
Bowater
9.00% 8/1/09	1,275,000	1,351,500
9.50% 10/15/12	2,225,000	2,352,938
Donohue Forest Products
7.625% 5/15/07	1,000,000	1,005,000
Georgia-Pacific 8.875% 5/15/31	2,500,000	2,656,249
#Georgia-Pacific 144A 7.00% 1/15/15	100,000	100,000
*#Hexion US Finance 144A
9.75% 11/15/14	2,000,000	2,100,000
Lyondell Chemical
8.00% 9/15/14	1,475,000	1,541,375
8.25% 9/15/16	1,625,000	1,730,625
10.50% 6/1/13	175,000	194,031
#Momentive Performance Materials
144A 9.75% 12/1/14	1,575,000	1,622,250
*#Nell AF Sarl 144A 8.375% 8/15/15	1,825,000	1,893,438
NewPage 10.00% 5/1/12	1,700,000	1,861,500
Norske Skog Canada 8.625% 6/15/11	2,000,000	2,065,000
‡#Port Townsend Paper 144A
11.00% 4/15/11	2,335,000	1,879,675
Potlatch 13.00% 12/1/09	2,100,000	2,415,733
#Sappi Papier Holding 144A
7.50% 6/15/32	1,600,000	1,521,739
‡Solutia 6.72% 10/15/37	2,335,000	2,241,600
Tembec Industries 8.625% 6/30/09	3,425,000	2,876,999
#Tube City IMS 144A 9.75% 2/1/15	1,350,000	1,390,500
Witco 6.875% 2/1/26	1,520,000	1,314,800
		35,142,062
Brokerage – 1.89%
E Trade Financial 8.00% 6/15/11	1,550,000	1,625,563
LaBranche
9.50% 5/15/09	1,270,000	1,339,850
11.00% 5/15/12	2,800,000	3,031,000
		5,996,413
Capital Goods – 5.74%
#Ahern Rentals 144A 9.25% 8/15/13	1,175,000	1,229,344
Armor Holdings 8.25% 8/15/13	1,100,000	1,155,000
Baldor Electric 8.625% 2/15/17	550,000	570,625
*#Berry Plastics Holding 144A
8.875% 9/15/14	1,475,000	1,530,313
CPG International 10.50% 7/1/13	1,025,000	1,073,688
*#Esco 144A 8.625% 12/15/13	975,000	1,009,125
*Graham Packaging
9.875% 10/15/14	2,825,000	2,923,874
Interface 10.375% 2/1/10	2,225,000	2,469,749
Intertape Polymer 8.50% 8/1/14	1,850,000	1,702,000
*¶NTK Holdings 10.75% 3/1/14	1,250,000	925,000
#RBS Global & Rexnord 144A
9.50% 8/1/14	750,000	780,000
*11.75% 8/1/16	1,200,000	1,275,000
*Trimas 9.875% 6/15/12	1,575,000	1,586,813
		18,230,531
Consumer Cyclical – 7.62%
*Accuride 8.50% 2/1/15	1,540,000	1,509,200
Carrols 9.00% 1/15/13	1,525,000	1,578,375
*Denny’s 10.00% 10/1/12	1,225,000	1,309,219
Ford Motor 4.25% 12/15/36	1,245,000	1,419,300
Ford Motor Credit
7.375% 10/28/09	1,735,000	1,747,058
*•8.11% 1/13/12	775,000	779,129
9.875% 8/10/11	1,450,000	1,553,913
*General Motors 8.375% 7/15/33	3,400,000	3,217,249
General Motors Acceptance
Corporation
6.875% 9/15/11	1,225,000	1,244,429
8.00% 11/1/31	545,000	615,217
#Goodyear Tire & Rubber 144A
8.625% 12/1/11	750,000	793,125
Landry’s Restaurants 7.50% 12/15/14	1,200,000	1,188,000
*#Michaels Stores 144A
11.375% 11/1/16	1,570,000	1,703,450
Neiman Marcus 9.00% 10/15/15	1,370,000	1,507,000
*NPC International 9.50% 5/1/14	1,725,000	1,785,375
*O’Charleys 9.00% 11/1/13	1,200,000	1,266,000

(continues)     3

Statement of net assets

Delaware Delchester Fund

	Principal
	Amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Consumer Cyclical (continued)
#Vitro 144A
8.625% 2/1/12	$435,000	$441,525
9.125% 2/1/17	505,000	512,575
		24,170,139
Consumer Non-Cyclical – 5.19%
Constellation Brands
8.125% 1/15/12	1,725,000	1,802,625
#Cooper 144A 7.125% 2/15/15	250,000	253,750
Cott Beverages 8.00% 12/15/11	1,750,000	1,798,125
#Elan Finance 144A 8.875% 12/1/13	1,625,000	1,616,875
Ingles Markets 8.875% 12/1/11	1,850,000	1,940,188
National Beef Packing
10.50% 8/1/11	2,250,000	2,385,000
Pilgrim’s Pride
*8.375% 5/1/17	2,430,000	2,405,700
9.625% 9/15/11	1,235,000	1,296,750
*Swift 12.50% 1/1/10	1,500,000	1,571,250
True Temper Sports 8.375% 9/15/11	1,650,000	1,394,250
		16,464,513
Energy – 7.45%
Bluewater Finance 10.25% 2/15/12	555,000	584,138
Chesapeake Energy
6.625% 1/15/16	280,000	273,700
Compton Petroleum Finance
7.625% 12/1/13	2,075,000	1,992,000
El Paso Natural Gas 7.625% 8/1/10	1,350,000	1,410,750
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11	995,000	1,039,775
El Paso Production 7.75% 6/1/13	925,000	962,000
#Hilcorp Energy I 144A
7.75% 11/1/15	400,000	397,000
*9.00% 6/1/16	1,475,000	1,570,875
10.50% 9/1/10	1,475,000	1,587,469
Inergy Finance
6.875% 12/15/14	1,395,000	1,356,638
8.25% 3/1/16	490,000	508,375
Mariner Energy 7.50% 4/15/13	1,250,000	1,218,750
#OPTI Canada 144A 8.25% 12/15/14	550,000	577,500
PetroHawk Energy 9.125% 7/15/13	2,975,000	3,093,999
#Regency Energy Partners 144A
8.375% 12/15/13	2,700,000	2,720,250
•Secunda International 13.36% 9/1/12	1,395,000	1,457,775
#Stallion Oilfield Services 144A
9.75% 2/1/15	1,600,000	1,616,000
Whiting Petroleum 7.25% 5/1/13	1,270,000	1,266,825
		23,633,819
Media – 8.79%
µAdelphia Communications
8.125% 4/1/07	2,600,000	2,671,500
*CCH I Holdings 13.50% 1/15/14	2,250,000	2,238,750
*µCentury Communications
9.50% 4/1/07	2,925,000	3,692,813
*Charter Communications Holdings
13.50% 1/15/11	4,200,000	4,200,000
#CMP Susquehanna 144A
9.875% 5/15/14	1,025,000	1,055,750
#Idearc 144A 8.00% 11/15/16	875,000	893,594
Insight Midwest 9.75% 10/1/09	1,050,000	1,071,000
*Lodgenet Entertainment
9.50% 6/15/13	2,850,000	3,070,875
*Mediacom Capital 9.50% 1/15/13	5,075,000	5,239,937
#Quebecor World 144A
9.75% 1/15/15	1,525,000	1,599,344
*Vertis 10.875% 6/15/09	510,000	520,200
WMG Acquisition 7.375% 4/15/14	1,675,000	1,658,250
		27,912,013
Real Estate – 1.38%
American Real Estate Partners
8.125% 6/1/12	1,500,000	1,548,750
BF Saul REIT 7.50% 3/1/14	1,820,000	1,865,500
Rouse 7.20% 9/15/12	930,000	964,409
		4,378,659
Services Cyclical – 17.28%
Adesa 7.625% 6/15/12	2,075,000	2,147,625
*American Airlines 7.377% 5/23/19	1,121,600	1,110,384
American Commercial Lines
9.50% 2/15/15	925,000	1,071,844
*#Aramark 144A 8.50% 2/1/15	1,650,000	1,697,438
Boyd Gaming 8.75% 4/15/12	1,725,000	1,813,406
Brickman Group 11.75% 12/15/09	710,000	753,488
#Buffalo Thunder Development
Authority 144A 9.375% 12/15/14	600,000	612,750
Corrections Corporation of America
7.50% 5/1/11	1,750,000	1,804,688
FTI Consulting 7.625% 6/15/13	2,250,000	2,314,687
*#Galaxy Entertainment Finance 144A
9.875% 12/15/12	3,250,000	3,534,374
Gaylord Entertainment
8.00% 11/15/13	1,575,000	1,622,250
*Harrah’s Operating 6.50% 6/1/16	2,340,000	2,134,277
Hertz 8.875% 1/1/14	1,450,000	1,547,875
¶H-Lines Finance 11.00% 4/1/13	2,773,000	2,585,822
*Horizon Lines 9.00% 11/1/12	1,150,000	1,216,125
Kansas City Southern de Mexico
9.375% 5/1/12	1,885,000	2,021,663
12.50% 6/15/12	400,000	434,000
#144A 7.625% 12/1/13	850,000	854,250
Kansas City Southern Railway
9.50% 10/1/08	697,000	733,593
Majestic Star Casino 9.50% 10/15/10	1,975,000	2,073,750
Mandalay Resort Group
*9.375% 2/15/10	1,675,000	1,794,344
9.50% 8/1/08	1,450,000	1,531,563
*MGM MIRAGE 7.625% 1/15/17	550,000	556,188

4

	Principal
	Amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Services Cyclical (continued)
#Mobile Services Group 144A
9.75% 8/1/14	$1,150,000	$1,216,125
OMI 7.625% 12/1/13	2,090,000	2,131,800
#Penhall International 144A
12.00% 8/1/14	1,050,000	1,152,375
#Pokagon Gaming Authority 144A
10.375% 6/15/14	2,500,000	2,756,249
*#Rental Services 144A 9.50% 12/1/14	2,375,000	2,493,749
Seabulk International 9.50% 8/15/13	1,605,000	1,745,438
#Snoqualmie Entertainment Authority
144A 9.125% 2/1/15	600,000	610,500
Stena 9.625% 12/1/12	1,875,000	2,027,344
¶Town Sports International
11.00% 2/1/14	1,145,000	1,019,050
Wheeling Island Gaming
10.125% 12/15/09	3,000,000	3,063,749
*#Wimar Opco Finance 144A
9.625% 12/15/14	675,000	674,156
		54,856,919
Services Non-Cyclical – 8.11%
#Aleris International 144A
10.00% 12/15/16	2,575,000	2,678,000
Allied Waste North America
9.25% 9/1/12	50,000	53,188
Casella Waste Systems
9.75% 2/1/13	3,625,000	3,824,375
CRC Health 10.75% 2/1/16	2,050,000	2,249,875
Geo Subordinate 11.00% 5/15/12	1,750,000	1,693,125
*HCA 6.50% 2/15/16	3,700,000	3,135,750
*#HealthSouth 144A 10.75% 6/15/16	3,825,000	4,221,843
US Oncology 10.75% 8/15/14	2,450,000	2,731,750
*¶Vanguard Health 11.25% 10/1/15	4,025,000	3,250,188
*WCA Waste 9.25% 6/15/14	1,825,000	1,907,125
		25,745,219
Technology & Electronics – 3.61%
*#Freescale Semiconductor 144A
10.125% 12/15/16	4,525,000	4,525,000
*MagnaChip Semiconductor
8.00% 12/15/14	3,950,000	2,488,500
*#NXP Funding 144A 9.50% 10/15/15	350,000	363,563
*#Open Solutions 144A 9.75% 2/1/15	1,350,000	1,383,750
*Solectron Global Finance
8.00% 3/15/16	500,000	502,500
*Sungard Data Systems
10.25% 8/15/15	950,000	1,026,000
#UGS Capital II PIK 144A
10.348% 6/1/11	1,150,106	1,175,983
		11,465,296
Telecommunications – 9.70%
‡Allegiance Telecom 11.75% 2/15/08	2,045,000	930,475
*American Tower 7.125% 10/15/12	1,850,000	1,921,688
#Broadview Networks 144A
11.375% 9/1/12	1,350,000	1,417,500
*Cincinnati Bell 8.375% 1/15/14	675,000	695,250
#Cricket Communications 144A
9.375% 11/1/14	1,800,000	1,899,000
#Digicel Limited 144A 9.25% 9/1/12	1,600,000	1,720,000
•#Hellas Telecommunications II 144A
11.115% 1/15/15	1,775,000	1,823,813
Hughes Network Systems/Finance
9.50% 4/15/14	3,700,000	3,931,249
¶Inmarsat Finance 10.375% 11/15/12	3,025,000	2,820,812
Level 3 Communications
11.50% 3/1/10	1,575,000	1,704,938
#Level 3 Financing 144A
9.25% 11/1/14	825,000	847,688
#MetroPCS Wireless 144A
9.25% 11/1/14	850,000	888,250
Qwest
7.50% 10/1/14	2,325,000	2,479,031
•8.61% 6/15/13	525,000	574,875
Rural Cellular
*9.875% 2/1/10	1,560,000	1,661,400
•11.121% 11/1/12	1,025,000	1,076,250
Triton PCS
*8.50% 6/1/13	950,000	973,750
9.375% 2/1/11	1,760,000	1,821,600
•US LEC 13.87% 10/1/09	1,500,000	1,595,625
		30,783,194
Utilities – 3.62%
‡#Calpine 144A 8.496% 7/15/07	1,827,925	1,983,299
Elwood Energy 8.159% 7/5/26	1,691,298	1,792,620
Midwest Generation
8.30% 7/2/09	1,622,368	1,666,983
8.75% 5/1/34	1,275,000	1,383,375
Mirant Americas Generation
8.30% 5/1/11	2,420,000	2,480,500
Mirant North America
7.375% 12/31/13	450,000	461,250
Orion Power Holdings 12.00% 5/1/10	1,490,000	1,717,225
		11,485,252
Total Corporate Bonds
(cost $282,620,805)		290,264,029

Emerging Markets Bonds – 0.25%
#True Move 144A 10.75% 12/16/13	800,000	792,000
Total Emerging Markets Bonds
(cost $790,392)		792,000

«Senior Secured Loans – 2.18%
Ford Motor 8.36% 11/29/13	1,815,000	1,842,225
General Motors 7.745% 11/17/13	750,000	761,250
HCA 8.086% 11/17/13	960,000	967,200

(continues)     5

Statement of net assets

Delaware Delchester Fund

	Principal
	Amount (U.S.$)	Value (U.S.$)
Senior Secured Loans (continued)
Talecris Biotherapeutics
11.82% 12/6/14	$920,000	$925,750
Wind Acquisition 12.54% 12/7/11	2,350,000	2,432,250
Total Senior Secured Loans
(cost $6,797,813)		6,928,675

	Number of
	Shares
Common Stock – 1.50%
=@P†Avado Brands	9,305	—
†Charter Communications Class A	97,200	340,200
†Foster Wheeler	28,875	1,543,933
†Mirant	47,423	1,620,918
*†Teekay Petrojarl ADR	15,331	178,689
*†Petroleum Geo-Services ADR	45,993	1,084,975
Total Common Stock
(cost $2,684,854)		4,768,715

Warrants – 0.00%
†#Solutia 144A, exercise price $7.59,
expiration date 7/15/09	4,410	—
Total Warrants
(cost $367,920)		—

Total Value of Securities Before
Securities Lending Collateral – 99.44%
(cost $306,463,621)		315,633,069

	Principal
	Amount (U.S.$)
Securities Lending Collateral** – 19.41%
Short-Term Investments – 19.41%
Fixed Rate Notes – 2.17%
Citigroup Global Markets
5.32% 2/1/07	$5,105,202	5,105,202
ING Bank 5.33% 7/9/07	1,781,636	1,781,636
		6,886,838
•Variable Rate Notes – 17.24%
American Honda Finance
5.32% 2/21/07	890,818	890,818
ANZ National 5.32% 2/29/08	356,327	356,327
Australia New Zealand
5.32% 2/29/08	1,781,636	1,781,636
Bank of America 5.32% 2/23/07	2,316,126	2,316,126
Bank of New York 5.31% 2/29/08	1,425,308	1,425,308
Barclays New York 5.31% 5/18/07	2,316,126	2,316,126
Bayerische Landesbank
5.37% 2/29/08	1,781,636	1,781,636
Bear Stearns 5.38% 7/31/07	2,137,963	2,137,963
BNP Paribas 5.35% 2/29/08	1,781,636	1,781,636
Canadian Imperial Bank
5.30% 2/29/08	1,247,145	1,247,145
CDC Financial Products
5.36% 2/28/07	2,316,126	2,316,126
Citigroup Global Markets
5.38% 2/7/07	2,316,126	2,316,126
Commonwealth Bank
5.32% 2/29/08	1,781,636	1,781,636
Deutsche Bank London
5.34% 2/23/07	2,137,963	2,137,963
Dexia Bank 5.33% 9/28/07	2,494,243	2,493,923
Goldman Sachs 5.45% 1/31/08	2,316,126	2,316,126
Marshall & Ilsley Bank
5.30% 2/29/08	1,959,799	1,959,799
Merrill Lynch Mortgage Capital
5.41% 3/8/07	2,316,126	2,316,126
Morgan Stanley 5.49% 2/29/08	2,316,126	2,316,126
National Australia Bank
5.29% 3/7/07	2,209,228	2,209,228
National City Bank 5.32% 3/2/07	2,138,092	2,138,155
National Rural Utilities
5.32% 2/29/08	2,814,984	2,814,984
Nordea Bank New York
5.31% 5/16/07	890,808	890,795
Nordea Bank Norge 5.33% 2/29/08	1,781,636	1,781,636
Royal Bank of Scotland
5.31% 2/29/08	1,781,636	1,781,636
Societe Generale 5.29% 2/29/08	890,818	890,818
Sun Trust Bank 5.33% 7/30/07	2,316,126	2,316,126
Toronto Dominion 5.32% 5/29/07	2,137,963	2,137,963
Wells Fargo 5.33% 2/29/08	1,781,636	1,781,636
		54,731,649
Total Securities Lending Collateral
(cost $61,618,487)		61,618,487

Total Value of Securities – 118.85%
(cost $368,082,108)		377,251,556	©
Obligation to Return Securities
Lending Collateral** – (19.41%)		(61,618,487)
Receivables and Other Assets
Net of Liabilities – 0.56%		1,782,724
Net Assets Applicable to 92,328,648
Shares Outstanding – 100.00%		$317,415,793

Net Asset Value – Delaware Delchester Fund
Class A ($249,461,455 / 72,590,306 Shares)		$3.44
Net Asset Value – Delaware Delchester Fund
Class B ($24,456,092 / 7,100,797 Shares)		$3.44
Net Asset Value – Delaware Delchester Fund
Class C ($16,612,648 / 4,817,341 Shares)		$3.45
Net Asset Value – Delaware Delchester Fund Institutional
Class ($26,885,598 / 7,820,204 Shares)		$3.44

6

Components of Net Assets at January 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$944,593,959
Undistributed net investment income	1,106
Accumulated net realized loss on investments	(636,348,720)
Net unrealized appreciation of investments	9,169,448
Total net assets	$317,415,793

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $78,066,700, which represented 24.59% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

P	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2007, the aggregate amount of the restricted security equaled $0 or 0.00% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

¶	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

*	Fully or partially on loan.

**	See note 8 in “Notes to Financial Statements.”

©	Includes $60,474,268 of securities loaned.

•	Variable rate security. The rate shown is the rate as of January 31, 2007.

†	Non-income producing security for the period ended January 31, 2007.

‡	Non-income producing security. Security is currently in default.

µ	Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

@	Illiquid security. At January 31, 2007, the aggregate amount of illiquid securities equaled $23,246, which represented 0.01% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2007, the aggregate amount of fair valued securities equaled $23,246, which represented 0.01% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

≠	The interest rate shown is the effective yield as of the time of purchase.

«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations: ADR — American Depositary Receipts CBO — Collateralized Bond Obligation PIK — Pay-in-Kind REIT — Real Estate Investment Trust

Net Asset Value and Offering Price Per Share – Delaware Delchester Fund
Net asset value Class A (A)	$3.44
Sales charge (4.50% of offering price) (B)	0.16
Offering price	$3.60

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

7

Statement of operations

Delaware Delchester Fund

Six Months Ended January 31, 2007 (Unaudited)

Investment Income:
Interest	$13,320,989
Securities lending income	124,947	$13,445,936

Expenses:
Management fees	980,113
Distribution expenses – Class A	343,268
Distribution expenses – Class B	132,605
Distribution expenses – Class C	73,114
Dividend disbursing and transfer agent fees and expenses	305,280
Accounting and administration expenses	60,315
Trustees’ fees and benefits	45,497
Registration fees	44,710
Reports and statements to shareholders	28,054
Legal fees	27,277
Audit and taxes	12,015
Custodian fees	6,255
Insurance fees	4,630
Pricing fees	3,275
Consulting fees	3,022
Dues and services	987
Trustees’ expenses	774	2,071,191
Less expenses absorbed or waived		(149,254)
Total operating expenses		1,921,937
Net Investment Income		11,523,999

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		2,414,336
Net change in unrealized appreciation/depreciation of investments		12,604,917
Net Realized and Unrealized Gain on Investments		15,019,253

Net Increase in Net Assets Resulting from Operations		$26,543,252

See accompanying notes

8

Statements of changes in net assets

Delaware Delchester Fund

	Six Months	Year
	Ended	Ended
	1/31/07	7/31/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,523,999	$23,144,361
Net realized gain on investments	2,414,336	969,389
Net change in unrealized appreciation/depreciation of investments	12,604,917	(6,404,110)
Net increase in net assets resulting from operations	26,543,252	17,709,640

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(9,145,801)	(17,992,334)
Class B	(921,736)	(2,545,021)
Class C	(507,276)	(991,894)
Institutional Class	(865,272)	(1,301,764)
	(11,440,085)	(22,831,013)
Capital Share Transactions:
Proceeds from shares sold:
Class A	31,807,449	62,659,889
Class B	2,004,958	3,341,549
Class C	3,977,243	7,393,332
Institutional Class	11,821,599	5,091,797

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	5,516,510	10,339,947
Class B	473,986	1,278,905
Class C	322,144	654,386
Institutional Class	791,555	1,236,304
	56,715,444	91,996,109
Cost of shares repurchased:
Class A	(25,155,094)	(112,766,868)
Class B	(7,660,521)	(21,543,944)
Class C	(1,138,894)	(11,400,686)
Institutional Class	(2,965,698)	(7,273,814)
	(36,920,207)	(152,985,312)
Increase (decrease) in net assets derived from capital share transactions	19,795,237	(60,989,203)
Net Increase (Decrease) in Net Assets	34,898,404	(66,110,576)

Net Assets:
Beginning of period	282,517,389	348,627,965
End of period (including undistributed net investment income of $1,106 and $–, respectively)	$317,415,793	$282,517,389

See accompanying notes

9

Financial highlights

Delaware Delchester Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 3.270	$ 3.320	$ 3.180	$ 3.000	$ 2.580	$ 3.110

Income (loss) from investment operations:
Net investment income[2]	0.130	0.258	0.243	0.258	0.303	0.317
Net realized and unrealized gain (loss) on investments	0.169	(0.054)	0.155	0.186	0.399	(0.543)
Total from investment operations	0.299	0.204	0.398	0.444	0.702	(0.226)

Less dividends and distributions from:
Net investment income	(0.129)	(0.254)	(0.258)	(0.264)	(0.282)	(0.304)
Total dividends and distributions	(0.129)	(0.254)	(0.258)	(0.264)	(0.282)	(0.304)

Net asset value, end of period	$ 3.440	$ 3.270	$ 3.320	$ 3.180	$ 3.000	$ 2.580

Total return[3]	9.31%	6.42%	12.84%	15.22%	28.67%	(7.94% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$249,461	$225,352	$269,002	$263,960	$253,966	$188,736
Ratio of expenses to average net assets	1.20%	1.20%	1.25%	1.34%	1.47%	1.32%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.30%	1.30%	1.27%	1.34%	1.47%	1.32%
Ratio of net investment income to average net assets	7.72%	7.84%	7.36%	8.19%	10.93%	10.76%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	7.62%	7.74%	7.34%	8.19%	10.93%	10.76%
Portfolio turnover	156%	138%	254%	674%	788%	441%

1Ratios and portfolio turnover have been annualized and total return has not been annualized.

2The average shares outstanding method has been applied for per share information the years ended July 31, 2003 and 2002.

3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

10

Delaware Delchester Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 3.270	$ 3.330	$ 3.180	$ 3.010	$ 2.590	$ 3.120

Income (loss) from investment operations:
Net investment income[2]	0.118	0.234	0.219	0.236	0.283	0.295
Net realized and unrealized gain (loss) on investments	0.169	(0.064)	0.165	0.176	0.399	(0.543)
Total from investment operations	0.287	0.170	0.384	0.412	0.682	(0.248)

Less dividends and distributions from:
Net investment income	(0.117)	(0.230)	(0.234)	(0.242)	(0.262)	(0.282)
Total dividends and distributions	(0.117)	(0.230)	(0.234)	(0.242)	(0.262)	(0.282)

Net asset value, end of period	$ 3.440	$ 3.270	$ 3.330	$ 3.180	$ 3.010	$ 2.590

Total return[3]	8.92%	5.34%	12.37%	14.02%	27.68%	(8.28% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,456	$28,314	$45,973	$62,243	$82,345	$79,507
Ratio of expenses to average net assets	1.91%	1.91%	1.97%	2.06%	2.19%	2.04%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.01%	2.01%	1.99%	2.06%	2.19%	2.04%
Ratio of net investment income to average net assets	7.01%	7.13%	6.64%	7.48%	10.21%	10.04%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	6.91%	7.03%	6.62%	7.48%	10.21%	10.04%
Portfolio turnover	156%	138%	254%	674%	788%	441%

1Ratios and portfolio turnover have been annualized and total return has not been annualized.

2The average shares outstanding method has been applied for per share information the years ended July 31, 2003 and 2002.

3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware Delchester Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 3.280	$ 3.330	$ 3.180	$ 3.010	$ 2.590	$ 3.120

Income (loss) from investment operations:
Net investment income[2]	0.118	0.234	0.219	0.235	0.283	0.295
Net realized and unrealized gain (loss) on investments	0.169	(0.054)	0.165	0.176	0.399	(0.543)
Total from investment operations	0.287	0.180	0.384	0.411	0.682	(0.248)

Less dividends and distributions from:
Net investment income	(0.117)	(0.230)	(0.234)	(0.241)	(0.262)	(0.282)
Total dividends and distributions	(0.117)	(0.230)	(0.234)	(0.241)	(0.262)	(0.282)

Net asset value, end of period	$ 3.450	$ 3.280	$ 3.330	$ 3.180	$ 3.010	$ 2.590

Total return[3]	8.89%	5.65%	12.35%	14.00%	27.68%	(8.28% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16,613	$12,706	$16,271	$15,337	$16,965	$11,176
Ratio of expenses to average net assets	1.91%	1.91%	1.97%	2.06%	2.19%	2.04%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.01%	2.01%	1.99%	2.06%	2.19%	2.04%
Ratio of net investment income to average net assets	7.01%	7.13%	6.64%	7.48%	10.21%	10.04%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	6.91%	7.03%	6.62%	7.48%	10.21%	10.04%
Portfolio turnover	156%	138%	254%	674%	788%	441%

1Ratios and portfolio turnover have been annualized and total return has not been annualized.

2The average shares outstanding method has been applied for per share information the years ended July 31, 2003 and 2002.

3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

12

Delaware Delchester Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$ 3.270	$ 3.320	$ 3.180	$ 3.000	$ 2.590	$ 3.110

Income (loss) from investment operations:
Net investment income[2]	0.135	0.267	0.252	0.267	0.311	0.325
Net realized and unrealized gain (loss) on investments	0.169	(0.054)	0.155	0.186	0.389	(0.533)
Total from investment operations	0.304	0.213	0.407	0.453	0.700	(0.208)

Less dividends and distributions from:
Net investment income	(0.134)	(0.263)	(0.267)	(0.273)	(0.290)	(0.312)
Total dividends and distributions	(0.134)	(0.263)	(0.267)	(0.273)	(0.290)	(0.312)

Net asset value, end of period	$ 3.440	$ 3.270	$ 3.320	$ 3.180	$ 3.000	$ 2.590

Total return[3]	9.47%	6.72%	13.16%	15.17%	29.46%	(7.69% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,886	$16,145	$17,382	$19,027	$17,296	$10,542
Ratio of expenses to average net assets	0.91%	0.91%	0.97%	1.06%	1.19%	1.04%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.01%	1.01%	0.99%	1.06%	1.19%	1.04%
Ratio of net investment income to average net assets	8.01%	8.13%	7.64%	8.48%	11.21%	11.04%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	7.91%	8.03%	7.62%	8.48%	11.21%	11.04%
Portfolio turnover	156%	138%	254%	674%	788%	441%

1Ratios and portfolio turnover have been annualized and total return has not been annualized.

2The average shares outstanding method has been applied for per share information the years ended July 31, 2003 and 2002.

3Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

13

Notes to financial statements

Delaware Delchester Fund

January 31, 2007 (Unaudited)

Delaware Group Income Funds (the “Trust”) is organized as a Delaware statutory trust and offers four Series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware Delchester Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of January 31, 2007, Class R has not commenced operations.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

14

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a Fund of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective December 1, 2006, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12b-1 plan expense, certain insurance costs and non-routine expenses or costs, do not exceed 0.87% of average daily net assets of the Fund through November 30, 2007. Prior to December 1, 2006, DMC had contractually agreed to waive its fees in order to prevent such expenses from exceeding 0.91% of the average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to limit distribution and service fees through November 30, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the 0.10% and 0.30% rates described above.

At January 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$144,872
Dividend disbursing, transfer agent,
accounting and administration fees and other
expenses payable to DSC	61,638
Distribution fees payable to DDLP	95,177
Other expenses payable to DMC and affiliates*	4,159

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2007, the Fund was charged $7,149 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2007, DDLP earned $12,243 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2007, DDLP received gross contingent deferred sales charge commissions of $11,502 and $431 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund was $36,574. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

(continues)     15

Notes to financial statements

Delaware Delchester Fund

3. Investments

For the six months ended January 31, 2007, the Fund made purchases of $250,590,061 and sales of $223,499,004 of investment securities other than short-term investments.

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments was $368,817,111. At January 31, 2007, the net unrealized appreciation was $8,434,445, of which $13,683,878 related to unrealized appreciation of investments and $5,249,433 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2007 and the year ended July 31, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/07*	7/31/06
Ordinary income	$11,440,085	$22,831,013

*Tax information for the period ended January 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$944,593,959
Undistributed ordinary income	1,106
Realized gains (losses) 8/1/06-1/31/07	2,995,812
Post-October losses	(247,020)
Capital loss carryforwards as of 7/31/06	(638,362,509)
Unrealized appreciation of investments	8,434,445
Net assets	$317,415,793

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through January 31, 2007 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on paydowns of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(82,808)
Accumulated net realized gain (loss)	82,808

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2006 will expire as follows: $122,795,424 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

For the six months ended January 31, 2007, the Fund had capital gains of $2,995,812 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/07	7/31/06
Shares sold:
Class A	9,496,073	19,221,892
Class B	596,308	1,023,016
Class C	1,181,942	2,266,941
Institutional Class	3,524,758	1,561,744

Shares issued upon reinvestment of
dividends and distributions:
Class A	1,644,543	3,156,106
Class B	141,135	390,108
Class C	95,675	199,497
Institutional Class	235,846	377,850
	16,916,280	28,197,154
Shares repurchased:
Class A	(7,518,174)	(34,377,137)
Class B	(2,284,411)	(6,578,407)
Class C	(336,971)	(3,473,709)
Institutional Class	(880,744)	(2,230,435)
	(11,020,300)	(46,659,688)
Net increase (decrease)	5,895,980	(18,462,534)

For the six months ended January 31, 2007 and the year ended July 31, 2006, 1,302,463 Class B shares were converted to 1,302,463 Class A shares valued at $4,373,402 and 2,331,339 Class B shares were converted to 2,334,775 Class A shares valued at $7,633,584, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

16

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2007, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At January 31, 2007, the value of the securities on loan was $60,474,268, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

17

About the organization

This semiannual report is for the information of Delaware Delchester Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Delchester Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

18

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1488)	Printed in the USA
SA-024 [1/07] CGI 3/07	MF-07-02-058 PO11665

Semiannual Report	Delaware
High-Yield Opportunities
Fund
January 31, 2007

                                         Fixed income mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and credit quality breakdown	2
> Statement of net assets	3
> Statement of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	15
> About the organization	19

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period August 1, 2006 to January 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2006 to January 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware High-Yield Opportunities Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	8/1/06 to
	8/1/06	1/31/07	Ratios	1/31/07*
Actual Fund Return
Class A	$1,000.00	$1,087.70	1.14%	$6.00
Class B	1,000.00	1,081.50	1.84%	9.65
Class C	1,000.00	1,083.90	1.84%	9.66
Class R	1,000.00	1,084.00	1.34%	7.04
Institutional Class	1,000.00	1,089.30	0.84%	4.42
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,019.46	1.14%	$5.80
Class B	1,000.00	1,015.93	1.84%	9.35
Class C	1,000.00	1,015.93	1.84%	9.35
Class R	1,000.00	1,018.45	1.34%	6.82
Institutional Class	1,000.00	1,020.97	0.84%	4.28

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

1

Sector allocation and credit quality breakdown

Delaware High-Yield Opportunities Fund

As of January 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Collateralized Bond Obligations	0.00%
Commercial Mortgage-Backed Securities	0.50%
Convertible Bonds	0.00%
Corporate Bonds	90.32%
Basic Industry	10.98%
Brokerage	1.79%
Capital Goods	5.61%
Consumer Cyclical	7.31%
Consumer Non-Cyclical	5.59%
Energy	7.51%
Media	9.39%
Real Estate	1.20%
Services Cyclical	17.14%
Services Non-Cyclical	7.70%
Technology & Electronics	4.18%
Telecommunications	8.76%
Utilities	3.16%
Emerging Markets Bonds	0.25%
Senior Secured Loans	2.39%
Common Stock	0.93%
Warrants	0.00%
Repurchase Agreements	5.10%
Total Value of Securities	99.49%
Receivables and Other Assets Net of Liabilities	0.51%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	5.61%
BBB	1.00%
BB	16.54%
B	58.08%
CCC	15.34%
D	0.41%
NR	3.02%
Total	100.00%

2

Statement of net assets

Delaware High-Yield Opportunities Fund

January 31, 2007 (Unaudited)

	Principal
	Amount (U.S.$)	Value (U.S.$)
Collateralized Bond Obligations – 0.00%
=@•Merrill Lynch CBO VII Series
1997-C3A A 5.741% 3/23/08	$140,578	$5,763
Total Collateralized Bond Obligations
(cost $81,184)		5,763

Commercial Mortgage-Backed Securities – 0.50%
#First Union National Bank
Commercial Mortgage
Series 2001-C2 L 144A
6.46% 1/12/43	800,000	803,873
Total Commercial Mortgage-Backed
Securities (cost $811,969)		803,873

Convertible Bonds – 0.00%
Mirant (Escrow) 2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21	450,000	0
Total Convertible Bonds (cost $0)		0

Corporate Bonds – 90.32%
Basic Industry – 10.98%
AK Steel 7.875% 2/15/09	825,000	829,125
Bowater
9.00% 8/1/09	650,000	689,000
9.50% 10/15/12	875,000	925,313
Donohue Forest Products
7.625% 5/15/07	550,000	552,750
Georgia-Pacific 8.875% 5/15/31	1,300,000	1,381,250
#Georgia-Pacific 144A
7.00% 1/15/15	775,000	775,000
#Hexion US Finance 144A
9.75% 11/15/14	975,000	1,023,750
Lyondell Chemical
8.00% 9/15/14	725,000	757,625
8.25% 9/15/16	625,000	665,625
10.50% 6/1/13	75,000	83,156
#Momentive Performance Materials
144A 9.75% 12/1/14	775,000	798,250
#Nell AF Sarl 144A 8.375% 8/15/15	825,000	855,938
NewPage 10.00% 5/1/12	835,000	914,325
Norske Skog Canada
8.625% 6/15/11	1,425,000	1,471,312
‡#Port Townsend Paper 144A
11.00% 4/15/11	950,000	764,750
Potlatch 13.00% 12/1/09	850,000	977,797
#Sappi Papier Holding 144A
7.50% 6/15/32	800,000	760,870
‡Solutia 6.72% 10/15/37	770,000	739,200
Tembec Industries 8.625% 6/30/09	1,715,000	1,440,599
#Tube City IMS 144A 9.75% 2/1/15	650,000	669,500
Witco 6.875% 2/1/26	560,000	484,400
		17,559,535
Brokerage – 1.79%
E Trade Financial 8.00% 6/15/11	675,000	707,906
LaBranche
9.50% 5/15/09	600,000	633,000
11.00% 5/15/12	1,400,000	1,515,500
		2,856,406
Capital Goods – 5.61%
#Ahern Rentals 144A
9.25% 8/15/13	575,000	601,594
Armor Holdings 8.25% 8/15/13	710,000	745,500
Baldor Electric 8.625% 2/15/17	275,000	285,313
#Berry Plastics Holding 144A
8.875% 9/15/14	730,000	757,375
CPG International 10.50% 7/1/13	500,000	523,750
#Esco 144A 8.625% 12/15/13	475,000	491,625
Graham Packaging
9.875% 10/15/14	1,425,000	1,474,874
Interface 10.375% 2/1/10	975,000	1,082,250
Intertape Polymer 8.50% 8/1/14	970,000	892,400
¶NTK Holdings 10.75% 3/1/14	625,000	462,500
#RBS Global & Rexnord 144A
9.50% 8/1/14	375,000	390,000
11.75% 8/1/16	550,000	584,375
Trimas 9.875% 6/15/12	675,000	680,063
		8,971,619
Consumer Cyclical – 7.31%
Accuride 8.50% 2/1/15	600,000	588,000
Carrols 9.00% 1/15/13	735,000	760,725
Denny’s 10.00% 10/1/12	700,000	748,125
Ford Motor 4.25% 12/15/36	650,000	741,000
Ford Motor Credit
7.375% 10/28/09	700,000	704,865
•8.11% 1/13/12	375,000	376,998
9.875% 8/10/11	725,000	776,956
General Motors 8.375% 7/15/33	1,650,000	1,561,312
General Motors Acceptance Corporation
6.875% 9/15/11	625,000	634,913
8.00% 11/1/31	260,000	293,498
#Goodyear Tire & Rubber 144A
8.625% 12/1/11	500,000	528,750
Landry’s Restaurants
7.50% 12/15/14	575,000	569,250
#Michaels Stores 144A
11.375% 11/1/16	855,000	927,675
Neiman Marcus 9.00% 10/15/15	485,000	533,500
NPC International 9.50% 5/1/14	850,000	879,750
O’Charleys 9.00% 11/1/13	575,000	606,625
#Vitro 144A
8.625% 2/1/12	190,000	192,850
9.125% 2/1/17	255,000	258,825
		11,683,617

(continues)     3

Statement of net assets

Delaware High-Yield Opportunities Fund

	Principal
	Amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Consumer Non-Cyclical – 5.59%
Constellation Brands
8.125% 1/15/12	$1,075,000	$1,123,375
#Cooper 144A 7.125% 2/15/15	500,000	507,500
Cott Beverages 8.00% 12/15/11	850,000	873,375
#Elan Finance 144A
8.875% 12/1/13	875,000	870,625
Ingles Markets 8.875% 12/1/11	925,000	970,094
National Beef Packing 10.50% 8/1/11	1,025,000	1,086,500
Pilgrim’s Pride
8.375% 5/1/17	1,230,000	1,217,700
9.625% 9/15/11	775,000	813,750
Swift 12.50% 1/1/10	750,000	785,625
True Temper Sports 8.375% 9/15/11	810,000	684,450
		8,932,994
Energy – 7.51%
Bluewater Finance 10.25% 2/15/12	500,000	526,250
Chesapeake Energy 6.625% 1/15/16	200,000	195,500
Compton Petroleum Finance
7.625% 12/1/13	1,300,000	1,248,000
El Paso Natural Gas 7.625% 8/1/10	1,470,000	1,536,150
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11	400,000	418,000
El Paso Production 7.75% 6/1/13	350,000	364,000
#Hilcorp Energy I 144A
7.75% 11/1/15	200,000	198,500
9.00% 6/1/16	625,000	665,625
10.50% 9/1/10	725,000	780,281
Inergy Finance
6.875% 12/15/14	425,000	413,313
8.25% 3/1/16	200,000	207,500
Mariner Energy 7.50% 4/15/13	525,000	511,875
#OPTI Canada 144A
8.25% 12/15/14	575,000	603,750
PetroHawk Energy
9.125% 7/15/13	1,175,000	1,222,000
#Regency Energy Partners 144A
8.375% 12/15/13	1,300,000	1,309,750
•Secunda International
13.36% 9/1/12	570,000	595,650
#Stallion Oilfield Services 144A
9.75% 2/1/15	800,000	808,000
Whiting Petroleum 7.25% 5/1/13	410,000	408,975
		12,013,119
Media – 9.39%
µAdelphia Communications
8.125% 4/1/07	800,000	822,000
Affinion 11.61% 3/1/12	575,000	580,031
CCH I Holdings 13.50% 1/15/14	1,150,000	1,144,250
µCentury Communications
9.50% 4/1/07	1,325,000	1,672,813
Charter Communications Holdings
13.50% 1/15/11	1,950,000	1,949,999
#CMP Susquehanna 144A
9.875% 5/15/14	500,000	515,000
Dex Media West 9.875% 8/15/13	625,000	682,813
#Idearc 144A 8.00% 11/15/16	500,000	510,625
Insight Communications
12.25% 2/15/11	450,000	470,813
Insight Midwest 9.75% 10/1/09	675,000	688,500
Lodgenet Entertainment
9.50% 6/15/13	1,450,000	1,562,375
Mediacom Capital 9.50% 1/15/13	2,525,000	2,607,062
#Quebecor World 144A
9.75% 1/15/15	740,000	776,075
Vertis 10.875% 6/15/09	215,000	219,300
WMG Acquisition 7.375% 4/15/14	825,000	816,750
		15,018,406
Real Estate – 1.20%
American Real Estate Partners
8.125% 6/1/12	675,000	696,938
BF Saul REIT 7.50% 3/1/14	845,000	866,124
Rouse 7.20% 9/15/12	345,000	357,765
		1,920,827
Services Cyclical – 17.14%
Adesa 7.625% 6/15/12	875,000	905,625
American Airlines 7.377% 5/23/19	537,879	532,500
American Commercial Lines
9.50% 2/15/15	450,000	521,438
#Aramark 144A 8.50% 2/1/15	800,000	823,000
Boyd Gaming 8.75% 4/15/12	1,085,000	1,140,606
Brickman Group 11.75% 12/15/09	290,000	307,763
#Buffalo Thunder Development
Authority 144A
9.375% 12/15/14	625,000	638,281
Corrections Corporation of America
7.50% 5/1/11	875,000	902,344
FTI Consulting 7.625% 6/15/13	1,075,000	1,105,906
#Galaxy Entertainment Finance 144A
9.875% 12/15/12	1,580,000	1,718,249
Gaylord Entertainment
8.00% 11/15/13	675,000	695,250
Harrah’s Operating 6.50% 6/1/16	1,200,000	1,094,501
Hertz 8.875% 1/1/14	800,000	854,000
¶H-Lines Finance 11.00% 4/1/13	1,162,000	1,083,565
Horizon Lines 9.00% 11/1/12	550,000	581,625
Kansas City Southern de Mexico
9.375% 5/1/12	975,000	1,045,688
12.50% 6/15/12	300,000	325,500
#Kansas City Southern de Mexico 144A
7.625% 12/1/13	775,000	778,875
Kansas City Southern Railway
9.50% 10/1/08	450,000	473,625
Majestic Star Casino
9.50% 10/15/10	1,000,000	1,050,000

4

	Principal
	Amount (U.S.$)	Value (U.S.$)
Corporate Bonds (continued)
Services Cyclical (continued)
Mandalay Resort Group
9.375% 2/15/10	$1,025,000	$1,098,031
9.50% 8/1/08	725,000	765,781
MGM MIRAGE 7.625% 1/15/17	425,000	429,781
#Mobile Services Group 144A
9.75% 8/1/14	525,000	555,188
OMI 7.625% 12/1/13	1,170,000	1,193,400
#Penhall International 144A
12.00% 8/1/14	475,000	521,313
#Pokagon Gaming Authority 144A
10.375% 6/15/14	1,025,000	1,130,063
#Rental Services 144A
9.50% 12/1/14	1,175,000	1,233,749
Seabulk International
9.50% 8/15/13	465,000	505,688
#Snoqualmie Entertainment Authority 144A
9.125% 2/1/15	300,000	305,250
Stena 9.625% 12/1/12	750,000	810,938
¶Town Sports International
11.00% 2/1/14	550,000	489,500
#Wimar Opco Finance 144A
9.625% 12/15/14	325,000	324,594
Wheeling Island Gaming
10.125% 12/15/09	1,445,000	1,475,705
		27,417,322
Services Non-Cyclical – 7.70%
#Aleris International 144A
10.00% 12/15/16	1,300,000	1,352,000
Allied Waste North America
9.25% 9/1/12	150,000	159,563
Casella Waste Systems
9.75% 2/1/13	1,450,000	1,529,750
CRC Health 10.75% 2/1/16	1,000,000	1,097,500
Geo Subordinate 11.00% 5/15/12	800,000	774,000
HCA 6.50% 2/15/16	1,800,000	1,525,500
#HealthSouth 144A 10.75% 6/15/16	1,800,000	1,986,749
US Oncology 10.75% 8/15/14	1,250,000	1,393,750
¶Vanguard Health 11.25% 10/1/15	2,015,000	1,627,113
WCA Waste 9.25% 6/15/14	830,000	867,350
		12,313,275
Technology & Electronics – 4.18%
#Freescale Semiconductor 144A
10.125% 12/15/16	2,275,000	2,275,000
MagnaChip Semiconductor
8.00% 12/15/14	1,950,000	1,228,500
#NXP Funding 144A
9.50% 10/15/15	500,000	519,375
#Open Solutions 144A 9.75% 2/1/15	750,000	768,750
Solectron Global Finance
8.00% 3/15/16	440,000	442,200
Sungard Data Systems
10.25% 8/15/15	825,000	891,000
#UGS Capital II PIK 144A
10.348% 6/1/11	550,876	563,271
		6,688,096
Telecommunications – 8.76%
‡Allegiance Telecom 11.75% 2/15/08	255,000	116,025
American Tower 7.125% 10/15/12	1,035,000	1,075,106
#Broadview Networks 144A
11.375% 9/1/12	660,000	693,000
Cincinnati Bell 8.375% 1/15/14	325,000	334,750
#Cricket Communications 144A
9.375% 11/1/14	875,000	923,125
#Digicel Limited 144A 9.25% 9/1/12	700,000	752,500
•#Hellas Telecommunications II 144A
11.115% 1/15/15	825,000	847,688
Hughes Network Systems
9.50% 4/15/14	1,850,000	1,965,624
¶Inmarsat Finance
10.375% 11/15/12	1,550,000	1,445,375
Level 3 Communications
11.50% 3/1/10	800,000	866,000
#Level 3 Financing 144A
9.25% 11/1/14	400,000	411,000
#MetroPCS Wireless 144A
9.25% 11/1/14	375,000	391,875
Qwest
7.50% 10/1/14	950,000	1,012,938
•8.61% 6/15/13	475,000	520,125
Rural Cellular
9.875% 2/1/10	600,000	639,000
•11.121% 11/1/12	415,000	435,750
Triton PCS
8.50% 6/1/13	475,000	486,875
9.375% 2/1/11	730,000	755,550
•US LEC 13.87% 10/1/09	325,000	345,719
		14,018,025
Utilities – 3.16%
‡#Calpine 144A 8.496% 7/15/07	606,050	657,564
Elwood Energy 8.159% 7/5/26	727,651	771,243
Midwest Generation
8.30% 7/2/09	581,524	597,516
8.75% 5/1/34	645,000	699,825
Mirant Americas Generation
8.30% 5/1/11	950,000	973,750
Mirant North America
7.375% 12/31/13	225,000	230,625
Orion Power Holdings
12.00% 5/1/10	725,000	835,563
#Tenaska Alabama Partners 144A
7.00% 6/30/21	288,356	290,273
		5,056,359
Total Corporate Bonds
(cost $140,881,234)		144,449,600

(continues)     5

Statement of net assets

Delaware High-Yield Opportunities Fund

	Principal
	Amount (U.S.$)	Value (U.S.$)
Emerging Markets Bonds – 0.25%
#True Move 144A
10.75% 12/16/13	$400,000	$396,000
Total Emerging Markets Bonds
(cost $395,196)		396,000

«Senior Secured Loans – 2.39%
Ford Motor 8.36% 11/29/13	800,000	812,000
General Motors 7.745% 11/17/13	1,000,000	1,015,000
HCA 8.086% 11/17/13	400,000	403,000
Talecris Biotherapeutics
11.82% 12/6/14	400,000	402,500
Wind Acquisition 12.54% 12/7/11	1,150,000	1,190,250
Total Senior Secured Loans
(cost $3,751,125)		3,822,750

	Number of
	Shares
Common Stock – 0.93%
=@ P†Avado Brands	906	0
†Charter Communications Class A	27,000	94,500
†Foster Wheeler	11,883	635,371
†Mirant	18,559	634,347
†Petrojarl ADR	1,491	17,378
†Petroleum Geo-Services ADR	4,473	105,518
Total Common Stock (cost $667,641)		1,487,114

Warrants – 0.00%
†#Solutia 144A, exercise price $7.59,
expiration date 7/15/09	450	0
Total Warrants (cost $38,281)		0

	Principal
	Amount (U.S.$)
Repurchase Agreements – 5.10%
With BNP Paribas 5.21% 2/1/07
(dated 1/31/07, to be
repurchased at $4,048,586,
collateralized by $1,261,000
U.S. Treasury Notes 3.50%
due 8/15/09, market value
$1,239,403, $2,746,000 U.S.
Treasury Notes 6.00% due
8/15/09, market value
$2,891,649)	$4,048,000	4,048,000
With Cantor Fitzgerald
5.19% 2/1/07 (dated
1/31/07, to be repurchased at
$1,175,169, collateralized by
$1,046,000 U.S. Treasury Bills
due 5/24/07, market value
$1,029,973, $173,000 U.S.
Treasury Bills due 7/12/07,
market value $168,991)	1,175,000	1,175,000
With UBS Warburg 5.21% 2/1/07
(dated 1/31/07, to be
repurchased at $2,938,425,
collateralized by $3,054,000
U.S. Treasury Notes 3.50%
due 8/15/09, market value
$3,001,352)	$2,938,000	$2,938,000
Total Repurchase Agreements
(cost $8,161,000)		8,161,000

Total Value of Securities – 99.49%
(cost $154,787,630)		159,126,100
Receivables and Other Assets
Net of Liabilities – 0.51%		808,326
Net Assets Applicable to 35,886,524 Shares
Outstanding – 100.00%		$159,934,426

Net Asset Value – Delaware High-Yield Opportunities Fund
Class A ($84,847,541 / 19,039,192 Shares)	$4.46
Net Asset Value – Delaware High-Yield Opportunities Fund
Class B ($14,004,916 / 3,144,528 Shares)	$4.45
Net Asset Value – Delaware High-Yield Opportunities Fund
Class C ($21,995,964 / 4,932,913 Shares)	$4.46
Net Asset Value – Delaware High-Yield Opportunities Fund
Class R ($4,838,647 / 1,083,887 Shares)	$4.46
Net Asset Value – Delaware High-Yield Opportunities Fund
Institutional Class ($34,247,358 / 7,686,004 Shares)	$4.46

Components of Net Assets at January 31, 2007:
Shares of beneficial interest
(unlimited authorization - no par)	$159,886,938
Distributions in excess of net investment income	(597)
Accumulated net realized loss on investments	(4,290,385)
Net unrealized appreciation of investments	4,338,470
Total net assets	$159,934,426

† Non-income producing security for the period ended January 31, 2007.

‡ Non-income producing security. Security is currently in default.

• Variable rate security. The rate shown is the rate as of January 31, 2007.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2007, the aggregate amount of Rule 144A securities equaled $40,005,463, which represented 25.01% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

P Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At January 31, 2007, the aggregate amount of the restricted security equaled $0 or 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

6

¶Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2007, the aggregate amount of fair valued securities equaled $5,763, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

@Illiquid security. At January 31, 2007, the aggregate amount of illiquid securities equaled $5,763, which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to Financial Statements.”

µSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in the process to determine distribution of assets. The date listed is the estimate of when the proceedings will be finalized.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (‘LIBOR’) and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:
ADR — American Depositary Receipt
CBO — Collateralized Bond Obligation
PIK — Pay-in-Kind
REIT — Real Estate Investment Trust

Net Asset Value and Offering Price Per Share – Delaware High-Yield Opportunities Fund
Net asset value Class A (A)	$4.46
Sales charge (4.50% of offering price) (B)	0.21
Offering price	$4.67

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

7

Statement of operations

Delaware High-Yield Opportunities Fund

Six Months Ended January 31, 2007 (Unaudited)

Investment Income:
Interest		$5,752,849

Expenses:
Management fees	$437,802
Distribution expenses – Class A	109,278
Distribution expenses – Class B	68,889
Distribution expenses – Class C	94,283
Distribution expenses – Class R	13,114
Dividend disbursing and transfer agent fees and expenses	124,157
Registration fees	31,870
Accounting and administration expenses	26,942
Trustees’ fees and benefits	19,213
Reports and statements to shareholders	12,706
Legal fees	9,393
Audit and taxes	7,829
Pricing fees	3,422
Insurance fees	2,749
Custodian fees	2,427
Consulting fees	1,176
Dues and services	462
Taxes (other than taxes on income)	244
Trustees’ expenses	70	966,026
Less expenses absorbed or waived		(113,079)
Less waiver distribution expenses – Class R		(2,179)
Total operating expenses		850,768
Net Investment Income		4,902,081

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		726,863
Net change in unrealized appreciation/depreciation of investments		5,386,397
Net Realized and Unrealized Gain on Investments		6,113,260

Net Increase in Net Assets Resulting from Operations		$11,015,341

See accompanying notes

8

Statements of changes in net assets

Delaware High-Yield Opportunities Fund

	Six Months	Year
	Ended	Ended
	1/31/07	7/31/06
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,902,081	$8,513,215
Net realized gain (loss) on investments	726,863	(47,672)
Net change in unrealized appreciation/depreciation of investments	5,386,397	(2,476,130)
Net increase in net assets resulting from operations	11,015,341	5,989,413

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,753,748)	(5,485,597)
Class B	(477,253)	(1,054,790)
Class C	(647,816)	(1,177,168)
Class R	(161,145)	(214,464)
Institutional Class	(973,300)	(844,522)
	(5,013,262)	(8,776,541)
Capital Share Transactions:
Proceeds from shares sold:
Class A	25,731,620	34,354,450
Class B	1,735,392	2,092,236
Class C	6,627,704	5,268,964
Class R	1,302,996	2,306,896
Institutional Class	22,709,182	6,327,418

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,922,273	3,905,915
Class B	211,182	449,109
Class C	353,240	623,802
Class R	160,003	210,938
Institutional Class	808,981	644,516
	61,562,573	56,184,244
Cost of shares repurchased:
Class A	(9,426,670)	(56,093,384)
Class B	(2,146,387)	(5,212,040)
Class C	(2,107,687)	(6,694,409)
Class R	(522,575)	(787,376)
Institutional Class	(4,255,056)	(865,281)
	(18,458,375)	(69,652,490)
Increase (decrease) in net assets derived from capital share transactions	43,104,198	(13,468,246)
Net Increase (Decrease) in Net Assets	49,106,277	(16,255,374)

Net Assets:
Beginning of period	110,828,149	127,083,523
End of period (including distributions in excess of net investment income of $597 and $59,
respectively)	$159,934,426	$110,828,149

See accompanying notes

9

Financial highlights

Delaware High-Yield Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.360	$4.210	$3.970	$3.420	$3.950

Income (loss) from investment operations:
Net investment income[2]	0.163	0.319	0.292	0.335	0.377	0.344
Net realized and unrealized gain (loss) on investments	0.204	(0.090)	0.184	0.243	0.532	(0.488)
Total from investment operations	0.367	0.229	0.476	0.578	0.909	(0.144)

Less dividends and distributions from:
Net investment income	(0.167)	(0.329)	(0.326)	(0.338)	(0.359)	(0.386)
Total dividends and distributions	(0.167)	(0.329)	(0.326)	(0.338)	(0.359)	(0.386)

Net asset value, end of period	$4.460	$4.260	$4.360	$4.210	$3.970	$3.420

Total return[3]	8.77%	5.49%	11.61%	14.97%	28.02%	(3.87% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$84,847	$63,405	$82,988	$44,428	$29,385	$14,767
Ratio of expenses to average net assets	1.14%	1.13%	1.16%	1.13%	1.13%	1.13%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.31%	1.29%	1.28%	1.38%	1.56%	1.44%
Ratio of net investment income to average net assets	7.40%	7.42%	6.68%	8.05%	10.36%	9.05%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	7.23%	7.26%	6.56%	7.80%	9.93%	8.74%
Portfolio turnover	156%	151%	229%	644%	832%	609%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the years ended July 31, 2004, 2003, and 2002.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

10

 Delaware High-Yield Opportunities Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.360	$4.210	$3.970	$3.420	$3.960

Income (loss) from investment operations:
Net investment income[2]	0.148	0.289	0.262	0.305	0.352	0.317
Net realized and unrealized gain (loss) on investments	0.194	(0.090)	0.184	0.244	0.532	(0.498)
Total from investment operations	0.342	0.199	0.446	0.549	0.884	(0.181)

Less dividends and distributions from:
Net investment income	(0.152)	(0.299)	(0.296)	(0.309)	(0.334)	(0.359)
Total dividends and distributions	(0.152)	(0.299)	(0.296)	(0.309)	(0.334)	(0.359)

Net asset value, end of period	$4.450	$4.260	$4.360	$4.210	$3.970	$3.420

Total return[3]	8.15%	4.75%	10.85%	14.19%	27.14%	(4.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,005	$13,597	$16,661	$15,015	$15,464	$9,435
Ratio of expenses to average net assets	1.84%	1.83%	1.86%	1.83%	1.83%	1.83%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.01%	1.99%	1.98%	2.08%	2.26%	2.14%
Ratio of net investment income to average net assets	6.70%	6.72%	5.98%	7.35%	9.66%	8.35%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	6.53%	6.56%	5.86%	7.10%	9.23%	8.04%
Portfolio turnover	156%	151%	229%	644%	832%	609%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the years ended July 31, 2004, 2003, and 2002.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware High-Yield Opportunities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.360	$4.210	$3.970	$3.420	$3.960

Income (loss) from investment operations:
Net investment income[2]	0.148	0.289	0.262	0.305	0.352	0.317
Net realized and unrealized gain (loss) on investments	0.204	(0.090)	0.184	0.243	0.532	(0.498)
Total from investment operations	0.352	0.199	0.446	0.548	0.884	(0.181)

Less dividends and distributions from:
Net investment income	(0.152)	(0.299)	(0.296)	(0.308)	(0.334)	(0.359)
Total dividends and distributions	(0.152)	(0.299)	(0.296)	(0.308)	(0.334)	(0.359)

Net asset value, end of period	$4.460	$4.260	$4.360	$4.210	$3.970	$3.420

Total return[3]	8.39%	4.75%	10.84%	14.16%	27.13%	(4.80% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,996	$16,285	$17,474	$8,824	$5,916	$2,905
Ratio of expenses to average net assets	1.84%	1.83%	1.86%	1.83%	1.83%	1.83%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.01%	1.99%	1.98%	2.08%	2.26%	2.14%
Ratio of net investment income to average net assets	6.70%	6.72%	5.98%	7.35%	9.66%	8.35%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	6.53%	6.56%	5.86%	7.10%	9.23%	8.04%
Portfolio turnover	156%	151%	229%	644%	832%	609%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the years ended July 31, 2004, 2003, and 2002.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

12

Delaware High-Yield Opportunities Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[1]
	Ended	Year Ended			to
	1/31/07[2]	7/31/06	7/31/05	7/31/04	7/31/03
	(Unaudited)
Net asset value, beginning of period	$4.270	$4.370	$4.210	$3.970	$3.960

Income (loss) from investment operations:
Net investment income[3]	0.159	0.310	0.279	0.322	0.050
Net realized and unrealized gain (loss) on investments	0.194	(0.090)	0.194	0.242	0.010
Total from investment operations	0.353	0.220	0.473	0.564	0.060

Less dividends and distributions from:
Net investment income	(0.163)	(0.320)	(0.313)	(0.324)	(0.050)
Total dividends and distributions	(0.163)	(0.320)	(0.313)	(0.324)	(0.050)

Net asset value, end of period	$4.460	$4.270	$4.370	$4.210	$3.970

Total return[4]	8.40%	5.27%	11.52%	14.55%	1.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,839	$3,704	$2,030	$16	$—
Ratio of expenses to average net assets	1.34%	1.33%	1.46%	1.43%	1.43%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.61%	1.59%	1.58%	1.68%	2.25%
Ratio of net investment income to average net assets	7.20%	7.22%	6.38%	7.75%	9.57%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	6.93%	6.96%	6.26%	7.50%	8.75%
Portfolio turnover	156%	151%	229%	644%	832% [4]

1 Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

2 Ratios and portfolio turnover have been annualized and total return has not been annualized.

3 The average shares outstanding method has been applied for per share information for the year ended July 31, 2004 and the period ended July 31, 2003.

4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

5 Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     13

Financial highlights

Delaware High-Yield Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	1/31/07[1]	7/31/06	7/31/05	7/31/04	7/31/03	7/31/02
	(Unaudited)
Net asset value, beginning of period	$4.260	$4.360	$4.210	$3.970	$3.420	$3.950

Income (loss) from investment operations:
Net investment income[2]	0.170	0.332	0.306	0.347	0.388	0.355
Net realized and unrealized gain (loss) on investments	0.204	(0.090)	0.184	0.244	0.532	(0.487)
Total from investment operations	0.374	0.242	0.490	0.591	0.920	(0.132)

Less dividends and distributions from:
Net investment income	(0.174)	(0.342)	(0.340)	(0.351)	(0.370)	(0.398)
Total dividends and distributions	(0.174)	(0.342)	(0.340)	(0.351)	(0.370)	(0.398)

Net asset value, end of period	$4.460	$4.260	$4.360	$4.210	$3.970	$3.420

Total return[3]	8.93%	5.80%	11.96%	15.33%	28.40%	(3.57% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$34,247	$13,837	$7,931	$1,066	$3,316	$2,569
Ratio of expenses to average net assets	0.84%	0.83%	0.86%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.01%	0.99%	0.98%	1.08%	1.26%	1.14%
Ratio of net investment income to average net assets	7.70%	7.72%	6.98%	8.35%	10.66%	9.35%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	7.53%	7.56%	6.86%	8.10%	10.23%	9.04%
Portfolio turnover	156%	151%	229%	644%	832%	609%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.

2 The average shares outstanding method has been applied for per share information for the years ended July 31, 2004, 2003, and 2002.

3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

14

Notes to financial statements

Delaware High-Yield Opportunities Fund

January 31, 2007 (Unaudited)

Delaware Group Income Funds (the “Trust”) is organized as a Delaware statutory trust and offers four Series: Delaware Corporate Bond Fund, Delaware Delchester Fund, Delaware Extended Duration Bond Fund and Delaware High-Yield Opportunities Fund. These financial statements and the related notes pertain to Delaware High-Yield Opportunities Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of 1% if redeemed during the first year and 0.50% during the second year, provided that, Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on January 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some

(continues)     15

Notes to financial statements

Delaware High-Yield Opportunities Fund

1. Significant Accounting Policies (continued)

other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, 12 b-1 plan expenses, certain insurance costs and non-routine expenses or costs, do not exceed 0.83% of average daily net assets of the Fund through November 30, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to the distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to limit distribution and service fees through November 30, 2007 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At January 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$64,864
Dividend disbursing, transfer agent, accounting
and administration fees and other
expenses payable to DSC	30,821
Distribution fees payable to DDLP	52,627
Other expenses payable to DMC and affiliates*	4,338

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended January 31, 2007, the Fund was charged $3,167 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended January 31, 2007, DDLP earned $27,927 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2007, DDLP received gross contingent deferred sales charge commissions of $102, $10,923, and $1,184 on redemption of the Fund’s Class A, Class B, and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent Trustees so entitled. The retirement benefit payout for the Fund was $15,429. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended January 31, 2007, the Fund made purchases of $135,271,146 and sales of $97,910,431 of investment securities other than short-term investments.

At January 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2007, the cost of investments was $155,369,950. At January 31, 2007, the net unrealized appreciation was $3,756,150, of which $5,276,628 related to unrealized appreciation of investments and $1,520,478 related to unrealized depreciation of investments.

16

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended January 31, 2007 and the year ended July 31, 2006 was as follows:

	Six Months	Year
	Ended	Ended
	1/31/07*	7/31/06

Ordinary income	$5,013,262	$8,776,541

*Tax information for the period ended January 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of January 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$159,886,938
Other temporary differences	(597)
Realized gains (losses) 8/1/06 - 1/31/07	1,326,089
Post-October losses	(637,596)
Capital loss carryforwards as of 7/31/06	(4,396,558)
Unrealized appreciation of investments	3,756,150
Net assets	$159,934,426

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2006 through January 31, 2007 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on paydowns of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended January 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$110,643
Accumulated net realized gain (loss)	(110,643)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at July 31, 2006 will expire as follows: $3,971,857 expires in 2010 and $424,701 expires in 2014. For the six months ended January 31, 2007, the Fund had capital gains of $1,326,089 which may reduce the capital loss carryforwards.

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	1/31/07	7/31/06
Shares sold:
Class A	5,887,248	8,017,272
Class B	397,772	486,900
Class C	1,516,828	1,225,582
Class R	299,411	536,316
Institutional Class	5,225,234	1,478,455

Shares issued upon reinvestment of
dividends and distributions:
Class A	440,315	912,687
Class B	48,433	104,992
Class C	80,839	145,725
Class R	36,576	49,237
Institutional Class	184,590	150,666
	14,117,246	13,107,832
Shares repurchased:
Class A	(2,162,597)	(13,077,892)
Class B	(492,978)	(1,220,940)
Class C	(483,447)	(1,556,900)
Class R	(119,356)	(183,002)
Institutional Class	(970,222)	(201,040)
	(4,228,600)	(16,239,774)
Net increase (decrease)	9,888,646	(3,131,942)

For the six months ended January 31, 2007 and the year ended July 31, 2006, 102,568 Class B shares were converted to 102,568 Class A shares valued at $448,362 and 87,453 Class B shares were converted to 87,415 Class A shares valued at $373,970, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of January 31, 2007, or at any time during the period then ended.

(continues)     17

Notes to financial statements

Delaware High-Yield Opportunities Fund

8. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

18

About the organization

This semiannual report is for the information of Delaware High-Yield Opportunities Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware High-Yield Opportunities Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates,
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

19

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1485)	Printed in the USA
SA-137 [1/07] CGI 3/07	MF-07-02-059 PO11666

2

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or

3

statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     (b) Management has made changes that have materially affected, or are reasonably likely to materially affect, registrant’s internal controls over financial reporting. To seek to increase the controls’ effectiveness, these changes provide for enhanced review of contracts relating to complex transactions and the applicability of generally accepted accounting principles to such transactions, including enhanced consultation with registrant’s independent public accountants in connection with such reviews.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Item 12. Exhibits

(a) (1) Code of Ethics

        Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

        Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

4

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	April 9, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 9, 2007

5